UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Schwartz Value Focused Fund RCMFX

UNAUDITED

semi-annual report

JUNE 30, 2023

Schwartz Value Focused Fund

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-0753	Investment Adviser Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170

Dear Fellow Shareholders:

The Schwartz Value Focused Fund (the “Fund”) had a total return of -7.57% for the six-month period ended June 30, 2023, compared to 16.15% for the S&P 1500 Index. The Fund’s underperformance can be attributed to: 1) declining oil and natural gas prices and the negative impact on energy-related stocks; 2) value stocks underperformance versus growth stocks; and 3) relative weakness in small and mid-cap stocks compared to large-cap stocks.

After back-to-back strong years in 2021 and 2022, our energy-related holdings have performed poorly so far in 2023. Since peaking in June last year, oil prices have been on a steady downward trajectory due to a combination of factors, including: rising interest rates, fears of an economic slowdown, weaker than expected Chinese demand, and concern about the sustainability of OPEC+’s ongoing production cuts. Due to a myriad of factors, we believe oil prices are headed higher from their currently depressed levels, and our high-quality, energy-related companies are well positioned to benefit.

Value stocks, including many of our portfolio holdings, are currently out of favor. Lately, the major stock market indices have been led by a narrow group of richly valued, growth-oriented, mega-cap tech stocks, including Apple, Amazon, Alphabet (Google), Meta (Facebook), Tesla, and NVIDIA. With market participants currently enamored with these “glamour” stocks, the Fund’s value-focused investments, consisting of primarily small and mid-cap stocks, have languished thus far in 2023.

The Fund’s bottom 5 performing stocks in the first half of this year were:

Company	Industry	2023 Performance
Texas Pacific Land Corporation	Real Estate and Royalties	-43.61%
Devon Energy Corporation	Oil & Gas Exploration & Prod.	-18.94%
Chevron Corporation	Integrated Oil & Natural Gas	-10.69%
Pan American Silver Corporation	Metals & Mining	-9.60%
YETI Holdings, Inc	Consumer Products	-9.14%

The Fund’s top 5 performing stocks in the first half of this year were:

Company	Industry	2023 Performance
A.O. Smith Corporation	Specialty Industrials	+28.34%
The St. Joe Company	Real Estate	+24.61%
Moody’s Corporation	Financial Services	+22.60%
Masco Corporation	Building Products	+19.83%
Mastercard, Inc	Credit Services	+15.63%

1

During the past six months, we liquidated a handful of stocks that had reached our estimate of intrinsic value and used the proceeds to establish new positions in three oil and gas exploration and production companies: Chesapeake Energy Corporation, ConocoPhillips, and Occidental Petroleum Corporation. Recent weakness in oil and natural gas prices allowed us the opportunity to initiate positions in these companies at attractive prices. Another new position is Mirion Technologies, Inc., a global leader in ionizing radiation detection and measurement technologies. The company provides radiation detection and monitoring equipment, analytical tools, and radionuclide therapy products and services that are vital applications in the nuclear power, medical, lab, civil, and defense end markets. All four new holdings meet our security selection criteria of owning shares of high-quality businesses, in sound financial condition, run by shareholder-friendly management teams, and that are selling at prices significantly below our estimate of intrinsic value.

The Fund continues to be managed with a value-focused investment approach, using fundamental security analysis to identify stocks trading at a discount to intrinsic value. We believe this approach continues to be an excellent way to achieve superior long-term results.

Thank you for your investment in the Schwartz Value Focused Fund.

Timothy S. Schwartz, CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

2

SCHWARTZ VALUE FOCUSED FUND
TEN LARGEST HOLDINGS
June 30, 2023 (Unaudited)

Shares	Security Description	Market Value	% of Net Assets
5,500	Texas Pacific Land Corporation	$7,240,750	21.1%
52,600	St. Joe Company (The)	2,542,684	7.4%
13,500	Franco-Nevada Corporation	1,925,100	5.6%
9,000	Pioneer Natural Resources Company	1,864,620	5.4%
4,500	Mastercard, Inc. - Class A	1,769,850	5.1%
4,500	Moody’s Corporation	1,564,740	4.6%
29,800	Schlumberger Ltd.	1,463,776	4.2%
24,800	Masco Corporation	1,423,024	4.2%
8,000	Chevron Corporation	1,258,800	3.7%
6,400	Madison Square Garden Sports Corporation	1,203,520	3.5%

ASSET ALLOCATION (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Consumer Discretionary	9.4%
Energy	21.3%
Financials	12.2%
Health Care	1.8%
Industrials	2.2%
Materials	12.0%
Real Estate	28.5%
Technology	9.7%
Money Market Funds, Liabilities in Excess of Other Assets	2.9%
100.0%

3

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS — 97.1%	Shares	Fair Value
Consumer Discretionary — 9.4%
Home Construction — 4.2%
Masco Corporation	24,800	$1,423,024

Leisure Facilities & Services — 3.5%
Madison Square Garden Sports Corporation	6,400	1,203,520

Leisure Products — 1.7%
YETI Holdings, Inc. *	15,300	594,252

Energy — 21.3%
Oil & Gas Producers — 17.1%
Chesapeake Energy Corporation	6,000	502,080
Chevron Corporation	8,000	1,258,800
ConocoPhillips	9,000	932,490
Devon Energy Corporation	20,000	966,800
Occidental Petroleum Corporation	6,000	352,800
Pioneer Natural Resources Company	9,000	1,864,620
		5,877,590
Oil & Gas Services & Equipment — 4.2%
Schlumberger Ltd.	29,800	1,463,776

Financials — 12.2%
Institutional Financial Services — 6.0%
CME Group, Inc.	5,100	944,979
Intercontinental Exchange, Inc.	9,800	1,108,184
		2,053,163
Insurance — 6.2%
Berkshire Hathaway, Inc. - Class A *	2	1,035,620
Markel Group, Inc. *	794	1,098,245
		2,133,865
Health Care — 1.8%
Biotech & Pharma — 1.8%
Mirion Technologies, Inc. *	75,000	633,750

4

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.1% (Continued)	Shares	Fair Value
Industrials — 2.2%
Electrical Equipment — 2.2%
A.O. Smith Corporation	10,600	$771,468

Materials — 12.0%
Chemicals — 2.7%
Valvoline, Inc.	25,000	937,750

Metals & Mining — 9.3%
Barrick Gold Corporation	35,300	597,629
Franco-Nevada Corporation	13,500	1,925,100
Pan American Silver Corporation	45,500	663,390
		3,186,119
Real Estate — 28.5%
Real Estate Owners & Developers — 28.5%
St. Joe Company (The)	52,600	2,542,684
Texas Pacific Land Corporation	5,500	7,240,750
		9,783,434
Technology — 9.7%
Technology Services — 9.7%
Mastercard, Inc. - Class A	4,500	1,769,850
Moody’s Corporation	4,500	1,564,740
		3,334,590

Total Common Stocks (Cost $20,868,115)		$33,396,301

5

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 3.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (a) (Cost $1,074,212)	1,074,212	$1,074,212

Total Investments at Fair Value — 100.2% (Cost $21,942,327)		$34,470,513

Liabilities in Excess of Other Assets — (0.2%)		(81,897)

Net Assets — 100.0%		$34,388,616

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2023.
See notes to financial statements.

6

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments, at fair value (cost of $21,942,327) (Note 1)	$34,470,513
Receivable for capital shares sold	1,656
Dividends receivable	15,339
Other assets	16,616
TOTAL ASSETS	34,504,124

LIABILITIES
Payable for capital shares redeemed	28,297
Payable to Adviser (Note 2)	75,021
Payable to administrator (Note 2)	3,025
Other accrued expenses	9,165
TOTAL LIABILITIES	115,508

NET ASSETS	$34,388,616

NET ASSETS CONSIST OF:
Paid-in capital	$21,237,406
Accumulated earnings	13,151,210
NET ASSETS	$34,388,616

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	825,753

Net asset value, offering price and redemption price per share (Note 1)	$41.65

See notes to financial statements.

7

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$421,428
Foreign withholding taxes on dividends	(5,601)
TOTAL INVESTMENT INCOME	415,827

EXPENSES
Investment advisory fees (Note 2)	170,075
Administration, accounting and transfer agent fees (Note 2)	22,782
Legal fees	21,445
Registration and filing fees	16,665
Audit and tax services fees	8,417
Trustees’ fees and expenses (Note 2)	4,634
Custodian and bank service fees	3,537
Postage and supplies	3,049
Shareholder reporting expenses	2,151
Insurance expense	1,280
Compliance service fees (Note 2)	340
Other expenses	7,642
TOTAL EXPENSES	262,017
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	21,442
NET EXPENSES	283,459

NET INVESTMENT INCOME	132,368

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	711,533
Net change in unrealized appreciation (depreciation) on investments	(4,983,479)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(4,271,946)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,139,578)

See notes to financial statements.

8

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$132,368	$448,585
Net realized gains (losses) from investment transactions	711,533	(221,016)
Net change in unrealized appreciation (depreciation) on investments	(4,983,479)	6,358,455
Net increase (decrease) in net assets resulting from operations	(4,139,578)	6,586,024

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(448,446)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,148,644	26,360,198
Reinvestment of distributions to shareholders	—	401,888
Payments for shares redeemed	(23,393,024)	(4,688,357)
Net increase (decrease) in net assets from capital share transactions	(13,244,380)	22,073,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,383,958)	28,211,307

NET ASSETS
Beginning of period	51,772,574	23,561,267
End of period	$34,388,616	$51,772,574

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	228,724	621,397
Shares issued in reinvestment of distributions to shareholders	—	8,925
Shares redeemed	(552,041)	(109,141)
Net increase (decrease) in shares outstanding	(323,317)	521,181
Shares outstanding, beginning of period	1,149,070	627,889
Shares outstanding, end of period	825,753	1,149,070

See notes to financial statements.

9

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018
Net asset value at beginning of period	$45.06		$37.52	$30.54	$28.03	$23.62	$26.44

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.39	0.12	0.15	(0.03)	(0.08)
Net realized and unrealized gains (losses) on investments	(3.57)		7.54	9.39	3.11	4.44	(2.08)
Total from investment operations	(3.41)		7.93	9.51	3.26	4.41	(2.16)

Less distributions from:
Net investment income	—		(0.39)	(0.12)	(0.15)	—	—
Net realized gains on investments	—		—	(2.41)	(0.60)	—	(0.66)
Total distributions	—		(0.39)	(2.53)	(0.75)	—	(0.66)

Net asset value at end of period	$41.65		$45.06	$37.52	$30.54	$28.03	$23.62

Total return (a)	(7.57	%)(b)	21.15%	31.14%	11.62%	18.67%	(8.14%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$34,389		$51,773	$23,561	$18,097	$22,461	$19,428

Ratio of total expenses to average net assets	1.16	%(c)	1.28%	1.51%	1.71%	1.61%	1.67%

Ratio of net expenses to average net assets (d)	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets (d)	0.58	%(c)	1.39%	0.28%	0.49%	(0.13%)	(0.31%)

Portfolio turnover rate	22	%(b)	14%	18%	45%	28%	34%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

10

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1. Organization and Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”) is a non-diversified series of Schwartz Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

U.S. Government & Agencies securities held by the Fund, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the levels assigned to the investments, by security type, as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,396,301	$—	$—	$33,396,301
Money Market Funds	1,074,212	—	—	1,074,212
Total	$34,470,513	$—	$—	$34,470,513

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type, sector and industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Fund as of or during the six months ended June 30, 2023.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

12

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2023:

Federal income tax cost	$21,942,327
Gross unrealized appreciation	$12,575,562
Gross unrealized depreciation	(47,376)
Net unrealized appreciation	12,528,186
Undistributed ordinary income	139
Accumulated ordinary income	132,368
Capital loss carryforwards	(221,016)
Other gains	711,533
Accumulated earnings	$13,151,210

As of December 31, 2022, the Fund had a short-term capital loss carryforward of $221,016 for federal income tax purposes, which may be carried forward indefinitely. This capital loss carryforward is available to offset net realized gains in the current and future years, thereby reducing future taxable gain distributions.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended June 30, 2023, the Fund did not incur any interest or penalties.

(c) Investment transactions and investment income — Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis. Realized capital gains and losses on investment transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-

13

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2023 and December 31, 2022 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
June 30, 2023	$—	$—	$—
December 31, 2022	$448,446	$—	$448,446

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of the Adviser. Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 0.75% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2024, so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. The Adviser did not reduce its investment advisory fees during the six months ended June 30, 2023.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided repayment to the Adviser does not cause the ordinary operating expenses of the Fund to exceed 1.25% per annum of average daily net assets. During the six months ended June 30, 2023, the Fund recouped $21,442 of prior years’ investment advisory

14

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

fee reductions. As of June 30, 2023, the Adviser may seek recoupment of investment advisory fee reductions totaling $131,743 no later than the dates stated below:

December 31, 2023	$31,269
December 31, 2024	64,264
December 31, 2025	36,210
Total	$$131,743

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $63,000 (except that such fee is $76,500 for the Lead Independent Trustee/Chairman of the Governance Committee and $71,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund paid its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

3. Investment Transactions

During the six months ended June 30, 2023, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $9,115,820 and $14,876,952, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum

15

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2023, the Fund had 28.5% of the value of its net assets invested in common stocks within the real estate sector. The Fund had 21.1% of the value of its net assets invested in Texas Pacific Land Corporation (“TPL”) within the real estate sector. The financial statements for TPL can be found at www.sec.gov.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2023) and held until the end of the period (June 30, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the result does not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

17

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s Prospectus.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$ 924.30	1.25%	$5.96
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.60	1.25%	$6.26

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)

Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Actual Fund Return and Hypothetical 5% Return information, respectively.

18

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited)

Schwartz Value Focused Fund

At an in-person meeting held on February 17, 2023 (the “Board Meeting”), the Board of Trustees of the Schwartz Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, reviewed and approved the continuation of the Advisory Agreement with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreement”) on behalf of the Schwartz Value Focused Fund, a series of the Trust (the “Fund”), for an additional one-year period. The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreement, during which time, no representatives of the Adviser were present.

The Board retained Institutional Shareholder Services of Michigan (“ISS”), an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for the Fund and comparable funds managed by other investment advisers identified by ISS. The ISS materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to the Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with ISS the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) category that it identified to base its peer group comparisons for the Fund and other aspects of its report. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreement, including, among other things, information about the Adviser’s profitability with respect to the portfolio management and administrative services the Adviser provides the Fund, the financial condition of the Adviser, and the Adviser’s management fee revenues and separately managed account fee schedules. The Board additionally considered the Fund’s portfolio management process and compliance structure, and the ways in which the Fund can realize economies of scale. The Board also received copies of the Advisory Agreement and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the continuation of the Advisory Agreement.

The Independent Trustees noted that they had received information and materials over the course of the 2022 calendar year relating to the investment management and administrative services provided by the Adviser and had met with the portfolio managers of the Fund at the quarterly Board meetings to discuss the Fund’s portfolio composition and the Adviser’s views of the factors that affected the financial markets in calendar year 2022, as well as information on the performance of the Fund. They also considered that during those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets and its strategies for managing the Fund under those market conditions, including its rationale for disposing certain positions and

19

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to the Fund (and the methodology by which such profitability was calculated);

●	the Fund’s investment performance;

●	the extent to which economies of scale may be realized as the Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of services provided by the Adviser, the Independent Trustees took into account the Fund’s portfolio management structure, the consistency in the Adviser’s investment approach and the overall level of attention it devotes to its core management process. The Independent Trustees noted the services that are provided by the Adviser in addition to portfolio management, including maintaining its own and the Trust’s compliance program and executing brokerage trades on behalf of the Fund and also considered the risks assumed by the Adviser in connection with the services provided to the Fund. The Independent Trustees also considered whether the Adviser experienced any indirect benefits (i.e., fall-out benefits) for serving as investment adviser to the Fund, and after taking into account all this information, concluded that the nature, extent and quality of services provided by the Adviser to the Fund is satisfactory.

Investment Performance

The Independent Trustees considered the performance of the Fund against its Morningstar category peers for the one-year period ended November 30, 2022, as well as for longer-term periods. The Independent Trustees considered that the Adviser’s long-held valuation discipline and its belief that it has the ability to avoid exposures to many high valuation technology companies that experienced dramatic share price declines in 2022 was constructive for the Fund. The Independent Trustees further noted that for the one-year period ended November 30, 2022, the Fund placed in the first (top) quartile of its Morningstar peer category. The Independent Trustees also compared the performance of the Fund over selected periods ended December 31, 2022 with its benchmark index, and noted that for the one-year period, the Fund outperformed its primary benchmark index. The Independent Trustees concluded that the performance of the Fund was satisfactory.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by ISS on the advisory fees paid by the Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared the Fund’s total expense ratio, of which the Fund’s advisory fee is a part, with expense ratios of representative funds

20

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net total expense ratio for the Fund was lower than the median net total expense ratio of its Morningstar peer expense group. The Independent Trustees also reviewed information on fee rates the Adviser charges to accounts that have investment programs similar to those of the Fund and considered the differences in the nature and scope of services the Adviser provides to the Fund as compared to the Adviser’s other client accounts, as well as material differences in the regulatory costs of the Fund and the other types of clients. After taking into account all this information, the Trustees found that the cost of the services provided to the Fund are reasonable in light of the quality and scope of services that the Adviser provides to the Fund.

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Fund, the profits of the Adviser with respect to the Fund and the methodologies by which the Adviser calculated that profitability information, and concluded that the profits of the Adviser are reasonable in light of the quality and scope of services that are provided to the Fund.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees considered the extent to which shareholders have realized economies of scale with respect to the management of the Fund. The Independent Trustees discussed the Adviser’s history of waiving the expenses of the Fund in order to maintain a lower total annual operating expense ratio for the Fund. The Independent Trustees also noted that the Adviser had reduced the advisory fee rate of the Fund effective as of May 1, 2022. They noted that the Adviser builds economies of scale into its advisory fee structure by keeping overall expenses down as the Fund grows and seeks additional economies of scale through its asset gathering efforts on behalf of the Fund. The Independent Trustees concluded that the extent to which shareholders are achieving economies of scale as the Fund grows is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreement is fair and reasonable and voted to approve the continuance of the Advisory Agreement. In reaching its decision regarding the continuation of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

21

SCHWARTZ VALUE FOCUSED FUND
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

22

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Schwartz Value Focused Fund
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

www.schwartzvaluefocusedfund.com

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr., Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P. / Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP, Chief Compliance Officer

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

AVE MARIA
MUTUAL FUNDS

UNAUDITED

Semi-Annual Report

June 30, 2023

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Focused Fund

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

Shareholder Accounts c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-9331	Corporate Offices 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170 (734) 455-7777 Fax (734) 455-7720

To the shareholders of:

Ave Maria Value Fund (AVEMX)
Ave Maria Growth Fund (AVEGX)
Ave Maria Rising Dividend Fund (AVEDX)
Ave Maria World Equity Fund (AVEWX)
Ave Maria Focused Fund (AVEAX)
Ave Maria Bond Fund (AVEFX)
Ave Maria Money Market Account

The unprecedented rise in the Fed Funds Rate over the past 15 months (from near zero to 5%) has happily slowed inflation, at least moderately. Also, the strong 2023 first half stock market performance would seem to diminish the chances of a serious recession on the horizon. So, the widely believed and much-anticipated recession has yet to arrive. As you know, over the past few years, it’s become fashionable on Wall Street to forecast an economic slowdown or worse, along with a bear market in stocks. Many pundits have succumbed to short-term thinking and negativity in the news headlines. Often, forecasters don’t focus on the merits of long-term investing in capital markets. Not to diminish the plethora of economic and political problems extant, but in all likelihood most will prove transient.

In managing the Ave Maria Mutual Funds, we don’t get sucked into the guessing game of things that are unpredictable, like the near-term changes in stock prices. In selecting issues for our pro-life, pro-family mutual funds, our analysts and portfolio managers are intrinsic value-oriented, focusing on the difference between a stock’s price and its value. They are not the same thing. In the spread between price and value, opportunity lies.

Always long-term focused, we remain optimistic about the future of the U.S. economy and the well-selected issues in the Ave Maria Mutual Funds. We plant seeds almost every day and never know when the harvest will come in. That’s the nature of prudent, long-term investing. I’m reminded of the old saw, “The best time to invest was 20 years ago, and the next best time is now.”

Sincerely,

George P. Schwartz, CFA
Chairman & CEO

June 30, 2023

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Ave Maria Value Fund
Portfolio Manager Commentary	1
Ten Largest Equity Holdings	3
Asset Allocation	3
Schedule of Investments	4
Ave Maria Growth Fund
Portfolio Manager Commentary	7
Ten Largest Equity Holdings	9
Asset Allocation	9
Schedule of Investments	10
Ave Maria Rising Dividend Fund
Portfolio Manager Commentary	13
Ten Largest Equity Holdings	14
Asset Allocation	14
Schedule of Investments	15
Ave Maria World Equity Fund
Portfolio Manager Commentary	18
Ten Largest Equity Holdings	21
Asset Allocation	21
Schedule of Investments	22
Summary of Common Stocks by Country	26
Ave Maria Focused Fund
Portfolio Manager Commentary	27
Ten Largest Equity Holdings	29
Asset Allocation	29
Schedule of Investments	30
Ave Maria Bond Fund
Portfolio Manager Commentary	32
Ten Largest Holdings	33
Asset Allocation	33
Schedule of Investments	34

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets
Ave Maria Value Fund	44
Ave Maria Growth Fund	45
Ave Maria Rising Dividend Fund	46
Ave Maria World Equity Fund	47
Ave Maria Focused Fund	48
Ave Maria Bond Fund	49
Financial Highlights
Ave Maria Value Fund	50
Ave Maria Growth Fund	51
Ave Maria Rising Dividend Fund	52
Ave Maria World Equity Fund	53
Ave Maria Focused Fund	54
Ave Maria Bond Fund	55
Notes to Financial Statements	56
About Your Funds’ Expenses	69
Other Information	71
Approval of Advisory Agreements	72

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

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Ave Maria Value Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

The Ave Maria Value Fund (the “Fund”) had a total return of -3.66% for the six-month period ended June 30, 2023, compared to 8.84% for the S&P MidCap 400 Index. The Fund’s underperformance can be attributed to: 1) declining oil and natural gas prices and the negative impact on energy-related stocks; 2) value stocks underperformance versus growth stocks; and 3) relative weakness in small and mid-cap stocks compared to large-cap stocks.

After back-to-back strong years in 2021 and 2022, our energy-related holdings have performed poorly so far in 2023. Since peaking in June last year, oil prices have been on a steady downward trajectory due to a combination of factors, including: rising interest rates, fears of an economic slowdown, weaker than expected Chinese demand, and concern about the sustainability of OPEC+’s ongoing production cuts. Due to a myriad of factors, we believe oil prices are headed higher from their currently depressed levels, and our high-quality, energy-related companies are well positioned to benefit.

Value stocks, including many of our portfolio holdings, are currently out of favor. Lately, the major stock market indices have been led by a narrow group of richly valued, growth-oriented, mega-cap tech stocks, including Apple, Amazon, Alphabet (Google), Meta (Facebook), Tesla, and NVIDIA. With market participants currently enamored with these “glamour” stocks, the Fund’s value-focused investments, consisting of primarily small and mid-cap stocks, have languished thus far in 2023.

The Fund’s year-to-date, 1, 3, 5, and 10-year performance figures are as follows:

	Average Annual Total Return For the Periods Ending 6/30/23
	YTD*	1 year	3 years	5 years	10 years
Ave Maria Value Fund	-3.66%	11.02%	17.16%	7.21%	6.97%
S&P MidCap 400 Index	8.84%	17.61%	15.44%	7.79%	10.21%

*	Not annualized

The Fund’s five best performing securities in the first half of 2023 were:

Company	Industry	YTD Return
Winmark Corp.	Specialty Retail	+40.70%
A.O. Smith Corporation	Specialty Machinery	+28.34%
Mirion Technologies, Inc.	Radiation Detection/Measurement	+27.84%
Alcon, Inc.	Medical Instruments & Supplies	+20.14%
Brown & Brown, Inc.	Insurance Brokers	+20.02%

AVE MARIA VALUE FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund’s five worst performing securities in the first half of 2023 were:

Company	Industry	YTD Return
Texas Pacific Land Corporation	Real estate/Royalties	-43.61%
Hingham Institution for Savings	Regional Banks	-18.66%
Chesapeake Energy Corporation	Oil & Gas Exploration/Prod.	- 7.49%
Pioneer Natural Resources Co.	Oil/& Gas Exploration/Prod.	- 5.46%
Bowlero Corp.	Bowling Centers	- 5.39%

During the past six months, we liquidated a handful of stocks that had reached our estimate of intrinsic value and used the proceeds to establish new positions in five companies: Armstrong World Industries, Inc. (Building Products), ConocoPhillips (Oil and Natural Gas E&P), Occidental Petroleum Corporation (Oil & Natural Gas E&P), Permian Basin Royalty Trust (Oil and Natural Gas Royalties), and Wheaton Precious Metals Corp (Commodity Royalties). All five new holdings meet our security selection criteria of owning shares of high-quality businesses, in sound financial condition, run by shareholder-friendly management teams, and that are selling at prices significantly below our estimate of intrinsic value.

The Fund continues to be managed with a value-focused investment approach, using fundamental security analysis to identify stocks trading at a discount to intrinsic value. We believe this approach continues to be an excellent way to achieve superior long-term results.

Thank you for your investment in the Ave Maria Value Fund.

With best regards,

Timothy S. Schwartz, CFA	Ryan M. Kuyawa, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA VALUE FUND

Ten Largest Equity Holdings

June 30, 2023 (Unaudited)

Shares	Company	Fair Value	% of Net Assets
25,500	Texas Pacific Land Corporation	$33,570,750	9.6%
90,000	Pioneer Natural Resources Company	18,646,200	5.3%
114,000	Franco-Nevada Corporation	16,256,400	4.6%
323,900	Schlumberger Ltd.	15,909,968	4.6%
159,000	Haemonetics Corporation	13,537,260	3.9%
62,087	Hingham Institution For Savings (The)	13,235,707	3.8%
150,000	Chesapeake Energy Corporation	12,552,000	3.6%
66,250	CDW Corporation	12,156,875	3.5%
1,390,000	Mirion Technologies, Inc.	11,745,500	3.4%
110,000	ConocoPhillips	11,397,100	3.3%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Consumer Discretionary	9.0%
Energy	23.7%
Financials	13.3%
Health Care	12.7%
Industrials	8.8%
Materials	10.1%
Real Estate	11.7%
Technology	6.6%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	4.1%
100.0%

AVE MARIA VALUE FUND

Schedule of Investments

June 30, 2023 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Fair Value
Consumer Discretionary — 9.0%
Home Construction — 2.7%
Armstrong World Industries, Inc.	130,000	$9,549,800

Leisure Facilities & Services — 0.9%
Bowlero Corporation *	259,574	3,021,441

Leisure Products — 1.6%
YETI Holdings, Inc. *	144,000	5,592,960

Retail - Discretionary — 3.8%
RH *	14,000	4,614,260
Winmark Corporation	26,600	8,843,702
		13,457,962
Energy — 23.7%
Oil & Gas Producers — 19.1%
Chesapeake Energy Corporation	150,000	12,552,000
ConocoPhillips	110,000	11,397,100
Core Laboratories, Inc.	204,000	4,743,000
Occidental Petroleum Corporation	185,000	10,878,000
Permian Basin Royalty Trust	348,085	8,677,759
Pioneer Natural Resources Company	90,000	18,646,200
		66,894,059
Oil & Gas Services & Equipment — 4.6%
Schlumberger Ltd.	323,900	15,909,968

Financials — 13.3%
Banking — 3.8%
Hingham Institution For Savings (The)	62,087	13,235,707

Institutional Financial Services — 4.8%
CME Group, Inc.	30,000	5,558,700
Intercontinental Exchange, Inc.	100,000	11,308,000
		16,866,700
Insurance — 4.7%
Brown & Brown, Inc.	142,150	9,785,606
Markel Group, Inc. *	4,850	6,708,423
		16,494,029
Health Care — 12.7%
Biotech & Pharma — 3.4%
Mirion Technologies, Inc. *	1,390,000	11,745,500

Health Care Facilities & Services — 2.8%
Chemed Corporation	18,300	9,912,561

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Fair Value
Health Care — 12.7%(Continued)
Medical Equipment & Devices — 6.5%
Alcon, Inc.	110,000	$9,032,100
Haemonetics Corporation *	159,000	13,537,260
		22,569,360
Industrials — 8.8%
Aerospace & Defense — 1.6%
HEICO Corporation - Class A	40,000	5,624,000

Electrical Equipment — 5.8%
A.O. Smith Corporation	113,000	8,224,140
Allegion plc	37,500	4,500,750
Otis Worldwide Corporation	85,000	7,565,850
		20,290,740
Industrial Support Services — 1.4%
U-Haul Holding Company	97,200	4,925,124

Materials — 10.1%
Chemicals — 3.2%
Valvoline, Inc.	300,000	11,253,000

Metals & Mining — 6.9%
Franco-Nevada Corporation	114,000	16,256,400
Wheaton Precious Metals Corporation	180,000	7,779,600
		24,036,000
Real Estate — 11.7%
Real Estate Owners & Developers — 11.7%
St. Joe Company (The)	153,000	7,396,020
Texas Pacific Land Corporation	25,500	33,570,750
		40,966,770
Technology — 6.6%
Technology Services — 6.6%
CDW Corporation	66,250	12,156,875
Jack Henry & Associates, Inc.	65,350	10,935,015
		23,091,890

Total Common Stocks (Cost $247,035,503)		$335,437,571

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 4.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (a) (Cost $14,472,941)	14,472,941	$14,472,941

Total Investments at Fair Value — 100.0% (Cost $261,508,444)		$349,910,512

Liabilities in Excess of Other Assets — (0.0%) (b)		(25,070)

Net Assets — 100.0%		$349,885,442

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2023.
(b)	Percentage rounds to less than 0.1%.
See notes to financial statements.

Ave Maria Growth Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2023, the Ave Maria Growth Fund (the “Fund”) had a total return of 18.64%, compared with the benchmark S&P 500 Index total return of 16.89%. For the 3-year, 5-year, and 10-year periods through June 30, 2023, the Fund had an annual total return of 9.54%, 10.52%, and 12.09%, compared with the benchmark annual total return of 14.60%, 12.31%, and 12.86%, respectively.

For the six months ended June 30, 2023, top contributors to return included NVIDIA, Copart, Advanced Micro Devices, API Group, and HEICO Corp.

Top Five Return Contributors (YTD 2023)
Company	Contribution to Fund Return
NVIDIA Corp.	+3.29%
Copart Inc.	+3.23%
Advanced Micro Devices Inc.	+2.89%
API Group Inc.	+1.94%
HEICO Corp.	+0.90%

NVIDIA Corp. designs semiconductor chips which specialize in running artificial intelligence and machine learning applications. The company maintains a lead over competitors by producing the highest performing chips and by supplying the market with the proprietary software on which most AI and machine learning applications operate. NVIDIA’s stock price is up 190% this year as insatiable demand for AI chips has fueled rapid revenue growth at an unprecedented scale.

Copart, another of our top return contributors, is a longtime holding of the Fund and currently the Fund’s largest position. The company primarily operates automotive salvage auctions for vehicles that have been deemed a total loss after a collision or other catastrophic event. The business operates in a duopoly with one other major auction platform, IAA. A mere 8 years ago, Copart and IAA had roughly equivalent market share of units sold. Today, Copart is approximately 2x larger than IAA as its superior strategy, technology, and service has resulted in consistent market share gains. Copart is likely to continue to take market share while enjoying the same industry-wide tailwinds that have helped propel the company’s 10-fold increase in revenue over the last 20 years.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Top Five Return Detractors (YTD 2023)
Company	Contribution to Fund Return
BlackLine Inc.	-0.87%
Texas Pacific Land Corp.	-0.68%
SBA Communications Corp.	-0.43%
Chesapeake Energy Corp.	-0.26%
Intel Corp.	-0.20%

Top detractors from return include BlackLine, Texas Pacific Land, SBA Communications, Chesapeake Energy, and Intel. The Fund remains invested in all five companies. Intel is a new holding for the Fund, and the investment in SBA Communications was increased due to a particularly attractive risk/reward dynamic.

During the first six months of the year, the Fund exited Ardagh Metal Packaging, Microsoft, and RH. Brookfield Corporation and Brookfield Reinsurance were also sold to concentrate the Fund’s investment into Brookfield Asset Management.

New additions to the Fund during the first six months of the year included BE Semiconductors, BlackLine, Intel, Silicon Laboratories, and Verra Mobility.

Our goal is to purchase shares of exceptional companies at attractive prices with the expectation of earning favorable returns over the long run..

We appreciate your investment in the Ave Maria Growth Fund.

With best regards,

Adam P. Gaglio, CFA	Chadd M. Garcia, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA GROWTH FUND

Ten Largest Equity Holdings

June 30, 2023 (Unaudited)

Shares	Company	Fair Value	% of Net Assets
770,000	Copart, Inc.	$70,231,700	7.7%
142,000	Mastercard, Inc. - Class A	55,848,600	6.1%
275,000	Texas Instruments, Inc.	49,505,500	5.4%
1,795,000	API Group Corporation	48,931,700	5.4%
51,000	O’Reilly Automotive, Inc.	48,720,300	5.4%
299,377	HEICO Corporation - Class A	42,092,406	4.6%
96,000	S&P Global, Inc.	38,485,440	4.3%
325,000	AptarGroup, Inc.	37,654,500	4.1%
162,000	IQVIA Holdings, Inc.	36,412,740	4.0%
80,000	NVIDIA Corporation	33,841,600	3.7%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Consumer Discretionary	16.1%
Energy	2.0%
Financials	7.8%
Health Care	5.2%
Industrials	10.0%
Materials	7.0%
Real Estate	7.0%
Technology	40.7%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	4.2%
100.0%

AVE MARIA GROWTH FUND

Schedule of Investments

June 30, 2023 (Unaudited)

COMMON STOCKS — 95.8%	Shares	Fair Value
Consumer Discretionary — 16.1%
Retail - Discretionary — 8.4%
Lowe’s Companies, Inc.	122,000	$27,535,400
O’Reilly Automotive, Inc. *	51,000	48,720,300
		76,255,700
Wholesale - Discretionary — 7.7%
Copart, Inc. *	770,000	70,231,700

Energy — 2.0%
Oil & Gas Producers — 2.0%
Chesapeake Energy Corporation	220,000	18,409,600

Financials — 7.8%
Asset Management — 3.5%
Brookfield Asset Management Ltd. - Class A	979,353	31,956,288

Diversified Financial Services — 4.3%
S&P Global, Inc.	96,000	38,485,440

Health Care — 5.2%
Health Care Facilities & Services — 5.2%
Chemed Corporation	20,000	10,833,400
IQVIA Holdings, Inc. *	162,000	36,412,740
		47,246,140
Industrials — 10.0%
Aerospace & Defense — 4.6%
HEICO Corporation - Class A	299,377	42,092,406

Electrical Equipment — 5.4%
API Group Corporation *	1,795,000	48,931,700

Materials — 7.0%
Chemicals — 2.9%
Valvoline, Inc.	700,000	26,257,000

Containers & Packaging — 4.1%
AptarGroup, Inc.	325,000	37,654,500

Real Estate — 7.0%
Real Estate Owners & Developers — 0.7%
Texas Pacific Land Corporation	5,000	6,582,500

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 96.0% (Continued)	Shares	Fair Value
Real Estate — 7.0% (Continued)
REITs — 6.3%
Equinix, Inc.	40,500	$31,749,570
SBA Communications Corporation - Class A	109,000	25,261,840
		57,011,410
Technology — 40.7%
Semiconductors — 17.1%
Advanced Micro Devices, Inc. *	135,000	15,377,850
BE Semiconductor Industries N.V.	10,000	1,084,568
Intel Corporation	740,000	24,745,600
NVIDIA Corporation	80,000	33,841,600
Silicon Laboratories, Inc. *	115,000	18,140,100
SiTime Corporation *	110,045	12,982,008
Texas Instruments, Inc.	275,000	49,505,500
		155,677,226
Software — 9.4%
ANSYS, Inc. *	54,000	17,834,580
BlackLine, Inc. *	450,000	24,219,000
Roper Technologies, Inc.	68,000	32,694,400
Software AG - ADR	68,504	592,560
Verra Mobility Corporation *	510,000	10,057,200
		85,397,740
Technology Services — 14.2%
Accenture plc - Class A	108,000	33,326,640
Broadridge Financial Solutions, Inc.	169,000	27,991,470
Mastercard, Inc. - Class A	142,000	55,848,600
Moody’s Corporation	35,000	12,170,200
		129,336,910

Total Common Stocks (Cost $526,179,499)		$871,526,260

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 4.5%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (a) (Cost $40,864,294)	40,864,294	$40,864,294

Total Investments at Fair Value — 100.3% (Cost $567,043,793)		$912,390,554

Liabilities in Excess of Other Assets — (0.3%)		(2,953,716)

Net Assets — 100.0%		$909,436,838

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2023.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2023, the total return on the Ave Maria Rising Dividend Fund (the “Fund”)was 5.25%, compared to 12.15% for the S&P 500 Value Index.

The strongest relative contributors to performance for the first half of the year were from the Real Estate, Technology, and Consumer Staples sectors, up 20.9%, 18.6% and 17.8%, respectively. Both Real Estate and Consumer Staples were represented by single positions in their corresponding sectors. Technology was primarily driven by the strong performance of Ansys, Inc. (engineering software) which was up nearly 37%.

The weakest sectors were Financials, up 2.2%, and Energy down -23.3%. Financials were dragged down by the -27.3% return on Truist Financial Corporation (bank). Banks have been adversely affected by the Federal Reserve increasing short-term interest rates and the collapse of a few west coast banks which had been poorly managed. The Energy sector was the only sector to post a positive return last year, when it vastly outperformed the rest of the market. So far this year, the sector has struggled as investors worry about a potential economic slowdown. In the Fund, all the Energy holdings posted a negative return for the first half of the year.

During the first half of the year, one new holding was added to the Fund, Carlisle Companies, Inc. (building materials). Fears of an economic slowdown, especially in construction, afforded us the opportunity to purchase a well-managed company that meets the Fund’s investment objective at an attractive price. A total of six positions were eliminated from the Fund during the quarter due to a combination of valuation, a pending acquisition target, and a small spin-off from a parent company.

The Fund’s investment strategy identifies companies with strong balance sheets that operate with competitive advantages and produce consistent, above-average cash flow and dividend growth, facilitating a rising stream of dividends. We strive to buy these companies when they are unpopular and undervalued.

Thank you for your continued interest in the Ave Maria Rising Dividend Fund.

With best regards,

Brandon S. Scheitler	George P. Schwartz, CFA
Co-Portfolio Manager	Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND

Ten Largest Equity Holdings

June 30, 2023 (Unaudited)

Shares	Company	Fair Value	% of Net Assets
215,000	Texas Instruments, Inc.	$38,704,300	4.1%
70,000	Chemed Corporation	37,916,900	4.0%
170,000	Pioneer Natural Resources Company	35,220,600	3.7%
205,000	Broadridge Financial Solutions, Inc.	33,954,150	3.6%
110,000	Accenture plc - Class A	33,943,800	3.6%
175,000	Chubb Ltd.	33,698,000	3.6%
85,000	Mastercard, Inc. - Class A	33,430,500	3.6%
140,000	Lowe’s Companies, Inc.	31,598,000	3.4%
24,000	Texas Pacific Land Corporation	31,596,000	3.4%
200,000	Chevron Corporation	31,470,000	3.4%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	1.2%
Consumer Discretionary	14.1%
Consumer Staples	2.1%
Energy	7.1%
Financials	15.5%
Health Care	8.1%
Industrials	11.3%
Materials	2.6%
Real Estate	6.5%
Technology	28.2%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	3.3%
100.0%

AVE MARIA RISING DIVIDEND FUND

Schedule of Investments

June 30, 2023 (Unaudited)

COMMON STOCKS — 96.7%	Shares	Fair Value
Communications — 1.2%
Internet Media & Services — 1.2%
Booking Holdings, Inc. *	4,000	$10,801,320

Consumer Discretionary — 14.1%
Leisure Products — 3.4%
Polaris, Inc.	140,000	16,930,200
Thor Industries, Inc.	150,000	15,525,000
		32,455,200
Retail - Discretionary — 10.7%
Genuine Parts Company	150,000	25,384,500
Lowe’s Companies, Inc.	140,000	31,598,000
TJX Companies, Inc. (The)	300,000	25,437,000
Tractor Supply Company	79,500	17,577,450
		99,996,950
Consumer Staples — 2.1%
Beverages — 2.1%
Coca-Cola Europacific Partners plc	300,000	19,329,000

Energy — 7.1%
Oil & Gas Producers — 7.1%
Chevron Corporation	200,000	31,470,000
Pioneer Natural Resources Company	170,000	35,220,600
		66,690,600
Financials — 15.5%
Asset Management — 1.8%
Brookfield Asset Management Ltd. - Class A	100,000	3,263,000
Brookfield Corporation	400,000	13,460,000
		16,723,000
Banking — 2.4%
Truist Financial Corporation	737,000	22,367,950

Diversified Financial Services — 2.5%
S&P Global, Inc.	60,000	24,053,400

Insurance — 6.2%
Brown & Brown, Inc.	352,000	24,231,680
Chubb Ltd.	175,000	33,698,000
		57,929,680
Specialty Finance — 2.6%
Fidelity National Financial, Inc.	670,000	24,120,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 96.7% (Continued)	Shares	Fair Value
Health Care — 8.1%
Health Care Facilities & Services — 5.5%
Chemed Corporation	70,000	$37,916,900
Quest Diagnostics, Inc.	95,000	13,353,200
		51,270,100
Medical Equipment & Devices — 2.6%
Medtronic plc	280,000	24,668,000

Industrials — 11.3%
Aerospace & Defense — 5.1%
HEICO Corporation - Class A	137,120	19,279,072
Lockheed Martin Corporation	62,500	28,773,750
		48,052,822
Commercial Support Services — 2.4%
Rentokil Initial plc	2,822,000	22,063,601

Electrical Equipment — 1.4%
A.O. Smith Corporation	180,000	13,100,400

Industrial Support Services — 2.4%
Fastenal Company	380,000	22,416,200

Materials — 2.6%
Construction Materials — 2.6%
Carlisle Companies, Inc.	95,500	24,498,615

Real Estate — 6.5%
Real Estate Owners & Developers — 3.4%
Texas Pacific Land Corporation	24,000	31,596,000

REITs — 3.1%
Equinix, Inc.	37,400	29,319,356

Technology — 28.2%
Semiconductors — 4.1%
Texas Instruments, Inc.	215,000	38,704,300

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 96.7% (Continued)	Shares	Fair Value
Technology — 27.7% (Continued)
Software — 7.0%
ANSYS, Inc. *	60,000	$19,816,200
Roper Technologies, Inc.	41,000	19,712,800
SS&C Technologies Holdings, Inc.	425,000	25,755,000
		65,284,000
Technology Services — 17.1%
Accenture plc - Class A	110,000	33,943,800
Broadridge Financial Solutions, Inc.	205,000	33,954,150
Jack Henry & Associates, Inc.	167,000	27,944,110
Mastercard, Inc. - Class A	85,000	33,430,500
Moody’s Corporation	90,000	31,294,800
		160,567,360

Total Common Stocks (Cost $654,923,751)		$906,007,854

MONEY MARKET FUNDS — 3.5%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (a)	33,242,807	$33,242,807
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.95% (a)	23,800	23,800
Total Money Market Funds (Cost $33,266,607)		$33,266,607

Total Investments at Fair Value — 100.2% (Cost $688,190,358)		$939,274,461

Liabilities in Excess of Other Assets — (0.2%)		(2,091,965)

Net Assets — 100.0%		$937,182,496

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2023.
See notes to financial statements.

Ave Maria World Equity Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

The Ave Maria World Equity Fund (the “Fund”) had a total return of 15.24% for the six months ended June 30, 2023, compared to the total return of 13.94% for the MSCI ACWI Index.

Most global markets performed strongly in USD terms during the first six months of 2023:

United States (S&P 500)	16.89%
Europe (S&P Europe 350)	14.13%
Japan (Topix 150)	13.93%
Emerging Market (MSCI Emerging Market Index)	5.02%
China (S&P China 500)	-5.33%

The Fund outperformed the MSCI ACWI index in the second quarter of 2023 by 1.65%

Top contributors to performance during the second quarter of 2023 were:

F&G Annuities & Life, Inc.	38.02%
StoneCo Ltd.	33.54%
Stevanato Group S.p.A	25.28%

Top contributors to performance during the first half of 2023 were:

Stevanato Group S.p.A	80.56%
SAP SE	35.05%
StoneCo Ltd.	34.96%

F&G Annuities & Life, Inc. is a fixed income annuity provider, which is majority owned by Fidelity National Financial. The fixed income annuity business is benefiting from the graying of America and the disappearance of the traditional pension plan. F&G is gaining significant market share under FNF ownership by capitalizing on FNF’s strong relationships with leading banks and broker dealers.

StoneCo Ltd. provides solutions that enable merchants and integrated partners to conduct electronic commerce seamlessly across in-store, online, and mobile channels in Brazil. StoneCo has faced near-term operational challenges because of the pandemic and high levels of inflation in Brazil. The company appears to be moving past these challenges and it appears that the successful integration of the newly acquired software business within its payments business will drive substantial shareholder value longer term.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Stevanato Group S.p.A is a leading provider of drug containment products and serves many of the leading pharmaceutical and biotechnology companies. The company is a long-term beneficiary from the transition from small molecule drugs to biologics.

Bottom contributors to performance during the second quarter of 2023 were:

Bowlero Corp.	-31.33%
Teleperformance S.A.	-28.86%
Grupo Aeroportuario del Pacifico, S.A.B de C.V.	-6.65%

Bottom contributors to performance during the first half of 2023 were:

Bowlero Corp.	-28.10%
Teleperformance S.A.	-28.02%
Chubb Limited	-11.94%

Bowlero Corporation is the largest owner/operator of bowling centers in the world. The company has a track record of acquiring underperforming bowling centers and transforming them into entertainment centers with superior economics.

Teleperformance is the worldwide leader in the outsourced customer experience market serving customers in 265 languages and dialects in over 170 markets. The company has a track record of solid organic revenue growth and in employing technologies to drive agent productivity.

Grupo Aeroportuario del Pacifico, S.A.B de C.V. operates 12 airports in Mexico and 2 airports in Jamaica. The company is benefiting from a recovery in air travel following the Covid-19-related shutdowns. Longer-term, the company is a key beneficiary of an expanding middle class and ongoing capacity expansions designed to increase throughput and commercial revenue.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

During the quarter, the Fund eliminated its positions in Truist Financial Corporation (Financials), AXA S.A. (Financials), and Electronic Arts Inc. (Communication Services), while initiating new positions in InMode Ltd. (Healthcare) and Alsea, S.A.B. de C.V. (Consumer Discretionary).

Thank you for being a shareholder in the Ave Maria World Equity Fund.

With best regards,

Anthony W. Gennaro Jr. CFA, CPA	Sean C. Gaffney, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA WORLD EQUITY FUND

Ten Largest Equity Holdings

June 30, 2023 (Unaudited)

Shares	Company	Fair Value	% of Net Assets
10,000	Mastercard, Inc. - Class A	$3,933,000	4.1%
112,481	Stevanato Group S.p.A.	3,642,135	3.8%
26,000	SAP SE	3,551,879	3.7%
51,000	Coca-Cola Europacific Partners plc	3,285,930	3.5%
48,800	Edenred	3,268,916	3.4%
10,500	Accenture plc - Class A	3,240,090	3.4%
82,700	GFL Environmental, Inc.	3,208,760	3.4%
15,700	Eaton Corporation plc	3,157,270	3.3%
244,000	StoneCo Ltd. - Class A	3,108,560	3.3%
14,610	Pioneer Natural Resources Company	3,026,900	3.2%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	3.6%
Consumer Discretionary	8.6%
Consumer Staples	6.0%
Energy	7.4%
Financials	14.5%
Health Care	11.3%
Industrials	25.2%
Real Estate	2.1%
Technology	20.2%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%
100.0%

AVE MARIA WORLD EQUITY FUND

Schedule of Investments

June 30, 2023 (Unaudited)

COMMON STOCKS — 98.9%	Shares	Fair Value
Communications — 3.6%%
Entertainment Content — 1.5%
Nintendo Company Ltd.	31,300	$1,427,093

Internet Media & Services — 2.1%
eDreams ODIGEO S.A. *	276,550	1,983,312

Consumer Discretionary — 8.6%
Leisure Facilities & Services — 2.9%
Alsea S.A.B. de C.V. *	542,920	1,768,030
Bowlero Corporation *	87,200	1,015,008
		2,783,038
Leisure Products — 1.5%
MIPS AB	27,800	1,377,806

Retail - Discretionary — 2.9%
Lowe’s Companies, Inc.	12,450	2,809,965

Specialty Retail — 1.3%
Auto Partner S.A.	258,534	1,260,678

Consumer Staples — 6.0%
Beverages — 3.5%
Coca-Cola Europacific Partners plc	51,000	3,285,930

Food — 0.5%
Mondelez International, Inc. - Class A	6,600	481,404

Retail - Consumer Staples — 2.0%
B & M European Value Retail S.A.	274,000	1,940,488

Energy — 7.4%
Oil & Gas Producers — 7.4%
Canadian Natural Resources Ltd.	30,300	1,703,550
Hess Corporation	12,400	1,685,780
Pioneer Natural Resources Company	14,610	3,026,900
Rubis SCA	27,750	674,145
		7,090,375
Financials — 14.5%
Asset Management — 1.5%
Partners Group Holding AG	1,550	1,461,468

Banking — 2.9%
HDFC Bank Ltd. - ADR	39,650	2,763,605

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Fair Value
Financials — 14.5% (Continued)
Diversified Financial Services — 2.9%
S&P Global, Inc.	6,800	$2,726,052

Insurance — 5.2%
Chubb Ltd.	13,600	2,618,816
F&G Annuities & Life, Inc.	96,384	2,388,396
		5,007,212
Specialty Finance — 2.0%
International Money Express, Inc. *	76,300	1,871,639

Health Care — 11.3%
Biotech & Pharma — 0.9%
Mirion Technologies, Inc. *	100,000	845,000

Health Care Facilities & Services — 2.6%
IQVIA Holdings, Inc. *	10,965	2,464,603

Medical Equipment & Devices — 7.8%
Alcon, Inc.	25,500	2,093,805
InMode Ltd. *	47,100	1,759,185
Stevanato Group S.p.A.	112,481	3,642,135
		7,495,125
Industrials — 25.2%
Aerospace & Defense — 1.8%
Lockheed Martin Corporation	3,750	1,726,425

Commercial Services — 3.4%
Karooooo Ltd.	50,685	1,181,974
Teleperformance S.A. - ADR	24,011	2,022,206
		3,204,180
Commercial Support Services — 6.8%
Edenred	48,800	3,268,916
GFL Environmental, Inc.	82,700	3,208,760
		6,477,676
Diversified Industrials — 3.3%
Eaton Corporation plc	15,700	3,157,270

Electrical Equipment — 3.7%
Otis Worldwide Corporation	12,000	1,068,120
TE Connectivity Ltd.	17,550	2,459,808
		3,527,928

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Fair Value
Industrials — 23.9% (Continued)
Machinery — 2.2%
ITOCHU Corporation	28,000	$1,112,342
Nidec Corporation	17,785	980,173
		2,092,515

Transportation & Logistics — 4.0%
Canadian National Railway Company	10,000	1,210,700
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	147,800	2,659,528
		3,870,228
Real Estate — 2.1%
Real Estate Services — 1.2%
FirstService Corporation	7,500	1,155,675

REITs — 0.9%
Equinix, Inc.	1,075	842,736

Technology — 20.2%
IT Services — 3.3%
StoneCo Ltd. - Class A *	244,000	3,108,560

Semiconductors — 3.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	2,119,320
Texas Instruments, Inc.	8,500	1,530,170
		3,649,490
Software — 4.7%
SAP SE	26,000	3,551,879
Sapiens International Corporation N.V.	36,052	958,983
		4,510,862
Technology Hardware — 0.9%
Murata Manufacturing Company Ltd.	14,640	841,040

Technology Services — 7.5%
Accenture plc - Class A	10,500	3,240,090
Mastercard, Inc. - Class A	10,000	3,933,000
		7,173,090

Total Common Stocks (Cost $70,279,812)		$94,412,468

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.1%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (a) (Cost $1,044,896)	1,044,896	$1,044,896

Total Investments at Fair Value — 100.0% (Cost $71,324,708)		$95,457,364

Other Assets in Excess of Liabilities — 0.0% (b)		48,992

Net Assets — 100.0%		$95,506,356

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2023.
(b)	Percentage rounds to less than 0.1%.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2023 (Unaudited)

Country	Value	% of Net Assets
United States **	$37,272,366	39.0%
Canada	7,278,685	7.6%
Switzerland	6,174,089	6.5%
France	5,965,267	6.3%
United Kingdom	5,226,418	5.5%
Mexico	4,427,558	4.6%
Japan	4,360,648	4.6%
Italy	3,642,135	3.8%
Germany	3,551,879	3.7%
Brazil	3,108,560	3.3%
India	2,763,605	2.9%
Israel	2,718,168	2.8%
Taiwan	2,119,320	2.2%
Spain	1,983,312	2.1%
Sweden	1,377,806	1.5%
Poland	1,260,678	1.3%
Singapore	1,181,974	1.2%
Total	$94,412,468	98.9%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Focused Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the first half of 2023, the Ave Maria Focused Fund (AVEAX) (the “Fund”) was up 23.96%, compared to the S&P MidCap 400 Growth Index (the “Index”), which was up 10.46%. For the 1-year period, the Fund was up 21.03%, compared to the Index, which was up 19.21%

	YTD	1 Yr.	Since Inception (annualized)
Ave Maria Focused Fund	23.96%	21.03%	8.28%
S&P MidCap 400 Growth Index	10.44%	19.22%	15.34%

The intrinsic value of a company is an estimate of its worth based on its underlying fundamentals, while the company’s stock price is driven by the sentiments of market participants. A company’s intrinsic value and its trading price can differ widely, as was the case for several of the Fund’s holdings in 2022 when fundamentals were strong, but market participants were overly pessimistic. Our approach to dealing with the mismatch between intrinsic value and trading price emphasizes patience and, when possible, adding to undervalued positions. This approach seems to be receiving its reward in 2023 as the gaps between trading price and intrinsic value of the Fund’s largest positions are starting to close.

●

eDreams, the largest holding of the Fund, was up 69.6% YTD, as the success of the company’s subscription program (“Prime”) is driving strong revenue growth and expanding its income margins. Trading liquidity continues to increase in the stock. We believe the combination of the success of Prime and increased liquidity should result in increased attention from new investors.

●

APi Group, the second largest position, was up 44.9% YTD. It is just over one year since APi Group completed its largest acquisition, Chubb Ltd. The integration is going well, and if management can hit their fiscal year 2025 revenue and margin targets, today’s price should prove to be a bargain.

●

DigitalBridge, the third largest position, is up 34.7% YTD. DigitalBridge’s most important activity in the next 12 months is to raise their third flagship investment fund. While higher interest rates created a tougher fundraising environment, DigitalBridge is the largest operator within one of the most desirable sectors – digital infrastructure.

AVE MARIA FOCUSED FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

●

Brookfield Corporation and Brookfield Reinsurance (together “Brookfield”), taken together, are the fourth largest position. These shares are up 8.7% and 7.4% YTD, respectively. Brookfield owns an alternative asset manager, several general partner interests in investment funds, and a multi-billion-dollar portfolio of flagship real estate properties. Looking at a sum-of-the-parts valuation, Brookfield is trading well below our estimate of intrinsic value.

●

GFL Environmental, the fifth-largest position, is up 32.8% YTD. GFL has closed two of three announced transactions for the divesture of non-core assets. The closing of the third transaction is expected imminently, which will allow the company to deleverage, as planned. The operational performance of GFL continues to be impressive since its IPO in 2020.

The Fund added three new positions in the first half of the year. Two of them are high-growth restaurant chains. First Watch Restaurant Group is a daytime only concept that operates in the US. The second restaurant, Alsea Group, is owner of the master franchise agreement for Domino’s Pizza in Latin America, as well as Starbucks in Latin America, Spain, and France. Both restaurant groups exhibit strong same-store sales and store-count growth, as well as high returns on invested capital. The third company is a UK-based technology firm that specializes in the movement of large amounts of digital data. This investment complements our pick-and-shovel approach to investing in technology, the cloud, and artificial intelligence.

Thank you for partnering with us. Your investment in the Ave Maria Focused Fund is appreciated.

With best regards,

Chadd M. Garcia, CFA	Adam P. Gaglio, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA FOCUSED FUND

Ten Largest Equity Holdings

June 30, 2023 (Unaudited)

Shares	Company	Fair Value	% of Net Assets
1,313,620	eDreams ODIEGO S.A.	$9,420,786	16.4%
257,246	Brookfield Asset Management*	8,587,932	15.0%
288,209	API Group Corporation	7,856,877	13.7%
441,341	DigitalBridge Group, Inc.	6,492,126	11.3%
137,894	GFL Environmental, Inc.	5,350,365	9.3%
133,757	Orion S.A.	2,838,324	4.9%
87,811	Green Plains, Inc.	2,831,027	4.9%
91,893	Permian Basin Royalty Trust	2,290,892	4.0%
55,797	Valvoline, Inc.	2,092,945	3.7%
3,846	Chemed Corporation	2,083,263	3.6%

*	Combination of Brookfield Asset Management Ltd. - Class A, Brookfield Corporation & Brookfield Reinsurance Ltd.

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	27.7%
Consumer Discretionary	5.0%
Energy	8.9%
Financials	15.0%
Health Care	3.6%
Industrials	23.0%
Materials	8.6%
Real Estate	0.8%
Technology	4.6%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	2.8%
100.0%

AVE MARIA FOCUSED FUND

Schedule of Investments

June 30, 2023 (Unaudited)

COMMON STOCKS — 97.2%	Shares	Fair Value
Communications — 27.7%
Internet Media & Services — 16.4%
eDreams ODIGEO S.A. *	1,313,620	$9,420,786

Telecommunications — 11.3%
DigitalBridge Group, Inc.	441,341	6,492,126

Consumer Discretionary — 5.0%
Leisure Facilities & Services — 5.0%
Alsea S.A.B. de C.V. *	366,100	1,192,212
First Watch Restaurant Group, Inc. *	99,559	1,682,547
		2,874,759
Energy — 8.9%
Oil & Gas Producers — 4.0%
Permian Basin Royalty Trust	91,893	2,290,892

Renewable Energy — 4.9%
Green Plains, Inc. *	87,811	2,831,027

Financials — 15.0%
Asset Management — 15.0%
Brookfield Asset Management Ltd. - Class A	84,806	2,767,220
Brookfield Corporation	86,220	2,901,303
Brookfield Reinsurance Ltd. *	86,220	2,919,409
		8,587,932
Health Care — 3.6%
Health Care Facilities & Services — 3.6%
Chemed Corporation	3,846	2,083,263

Industrials — 23.0%
Commercial Support Services — 9.3%
GFL Environmental, Inc.	137,896	5,350,365

Electrical Equipment — 13.7%
API Group Corporation *	288,209	7,856,577

Materials — 8.6%
Chemicals — 8.6%
Orion S.A.	133,757	2,838,324
Valvoline, Inc.	55,797	2,092,945
		4,931,269

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 97.2% (Continued)	Shares	Fair Value
Real Estate — 0.8%
Real Estate Owners & Developers — 0.8%
Texas Pacific Land Corporation	360	$473,940

Technology — 4.6%
Software — 3.4%
Tyler Technologies, Inc. *	4,277	1,781,242
WANdisco plc *(a)	125,900	159,887
		1,941,129
Technology Hardware — 1.2%
NextDC Ltd. *	86,314	$727,752

Total Common Stocks (Cost $52,462,473)		$55,861,817

MONEY MARKET FUNDS — 2.5%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (b)	1,419,160	$1,419,160
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.95% (b)	5,130	5,130
Total Money Market Funds (Cost $1,424,290)		$1,424,290

Total Investments at Fair Value — 99.7% (Cost $53,886,763)		$57,286,107

Other Assets in Excess of Liabilities — 0.3%		172,105

Net Assets — 100.0%		$57,458,212

*	Non-income producing security.
(a)

Security value has been determined in good faith pursuant to procedures adopted by the valuation designee. The total value of such securities was $159,887 as of June 30, 2023, representing 0.3% of net assets.

(b)	The rate shown is the 7-day effective yield as of June 30, 2023.
See notes to financial statements.

Ave Maria Bond Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders:

For the six months ended June 30, 2023, the total return on the Ave Maria Bond Fund (the “Fund”) was 0.93%, compared to the Bloomberg Intermediate U.S. Government/Credit Index at 1.50%.

The Fund’s exposure to Energy and Financial stocks was the primary driver of underperformance during the first half of 2023. On an individual security basis, the top contributors were the common stocks of Watsco, Inc. (HVAC equipment & supply wholesalers), Fastenal Company (industrial equipment & supply wholesalers), and Coca-Cola Europacific Partners plc (carbonated soft drinks). The Fund’s weakest performing securities were the common stocks of Texas Pacific Land Corporation (royalty income – oil & gas), Truist Financial Corporation (bank), and F&G Annuities & Life, Inc. (life insurance).

The first half of the year saw interest rates gradually increase at the short end of the yield curve due to three 25 basis point increases in the Fed Funds Rate, which the Federal Reserve implemented to tame inflation. The 10-year Treasury whipsawed between 3.3% and 4.1% and finished the first half of the year near where it started at 3.8%.

Corporate credit spreads fluctuated during the quarter but ultimately finished slightly tighter than where they started the year. In a historical context, spreads are in line with 20-year averages and offer an attractive return on a risk-reward basis.

The Bond Fund will continue to be managed in a conservative manner by keeping bond maturities in the short to intermediate range and the credit quality high. Additionally, high-quality, dividend-paying common stocks continue to offer an attractive combination of income and price appreciation potential.

Thank you for your continued interest in the Ave Maria Bond Fund.

With best regards,

Brandon S. Scheitler	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

AVE MARIA BOND FUND

Ten Largest Holdings*

June 30, 2023 (Unaudited)

Par Value/ Shares	Holding	Fair Value	% of Net Assets
$12,026,200	U.S. Treasury Inflation-Protected Notes, 0.500%, due 04/15/24	$11,729,930	2.2%
100,000	Exxon Mobil Corporation	10,725,000	2.0%
$10,000,000	U.S. Treasury Notes, 4.500%, due 11/15/25	9,946,484	1.9%
$10,601,000	Illinois Tool Works, Inc., 2.650%, due 11/15/26	9,920,580	1.9%
$10,000,000	U.S. Treasury Notes, 2.875%, due 11/30/23	9,898,047	1.9%
325,000	Truist Financial Corporation	9,863,750	1.9%
150,000	Coca-Cola Europacific Partners plc	9,664,500	1.8%
$10,000,000	U.S. Treasury Notes, 2.875%, due 06/15/25	9,617,969	1.8%
$10,000,000	U.S. Treasury Notes, 2.125%, due 11/30/24	9,575,781	1.8%
$10,000,000	U.S. Treasury Notes, 3.250%, due 06/30/29	9,563,672	1.8%

*	Excludes cash equivalents.

Asset Allocation (Unaudited)

% of Net Assets
U.S. GOVERNMENT & AGENCIES	24.0%

CORPORATE BONDS
Sector
Communications	1.0%
Consumer Discretionary	6.6%
Consumer Staples	11.3%
Energy	4.4%
Financials	3.9%
Health Care	1.8%
Industrials	6.3%
Materials	2.9%
Technology	13.3%

COMMON STOCKS
Sector
Consumer Discretionary	1.3%
Consumer Staples	1.8%
Energy	4.2%
Financials	3.1%
Health Care	0.6%
Industrials	5.4%
Real Estate	1.0%
Technology	1.2%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	5.9%
100.0%

AVE MARIA BOND FUND

Schedule of Investments

June 30, 2023 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 24.0%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes — 10.0% (a)
0.500%, due 04/15/24	$12,026,200	$11,729,930
2.375%, due 01/15/25	4,827,330	4,776,323
0.625%, due 01/15/26	6,382,550	6,084,552
2.000%, due 01/15/26	4,584,570	4,522,114
0.125%, due 04/15/26	5,782,850	5,420,688
0.375%, due 01/15/27	4,896,996	4,592,799
0.375%, due 07/15/27	8,059,610	7,551,870
0.500%, due 01/15/28	6,148,250	5,747,653
0.750%, due 07/15/28	3,020,825	2,861,140
		53,287,069
U.S. Treasury Notes — 14.0%
2.875%, due 11/30/23	10,000,000	9,898,047
2.125%, due 11/30/24	10,000,000	9,575,781
1.375%, due 01/31/25	10,000,000	9,429,688
2.875%, due 06/15/25	10,000,000	9,617,969
4.500%, due 11/15/25	10,000,000	9,946,484
3.250%, due 06/30/29	10,000,000	9,563,672
1.500%, due 02/15/30	10,000,000	8,561,719
1.625%, due 05/15/31	10,000,000	8,494,531
		75,087,891
Total U.S. Government & Agencies (Cost $135,710,298)		$128,374,960

CORPORATE BONDS — 51.5%	Par Value	Fair Value
Communications — 1.0%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,454,772

Consumer Discretionary — 6.6%
Genuine Parts Company, 1.875%, due 11/01/30	775,000	606,546
Lowe’s Companies, Inc., 3.125%, due 09/15/24	800,000	775,510
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,436,451
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,804,075
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,443,322
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	337,691
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	740,974
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,914,445
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,639,756
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,269,922
TJX Companies, Inc. (The), 2.250%, due 09/15/26	4,226,000	3,897,274

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 51.5% (Continued)	Par Value	Fair Value
Consumer Discretionary — 6.6% (Continued)
TJX Companies, Inc. (The), 1.150%, due 05/15/28	$5,276,000	$4,493,585
TJX Companies, Inc. (The), 3.875%, due 04/15/30	1,312,000	1,250,995
VF Corporation, 2.400%, due 04/23/25	650,000	609,116
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,081,743
		35,301,405
Consumer Staples — 11.3%
Coca-Cola Company (The), 1.450%, due 06/01/27	7,952,000	7,106,059
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	858,894
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,357,435
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	786,911
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,757,502
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,120,000	2,152,641
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,070,370
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	6,858,710
Hershey Company (The), 3.200%, due 08/21/25	645,000	620,201
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,866,136
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,335,292
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,275,026
Hormel Foods Corporation, 1.700%, due 06/03/28	1,645,000	1,427,356
Hormel Foods Corporation, 1.800%, due 06/11/30	6,363,000	5,308,867
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,506,641
J.M. Smucker Company (The), 2.125%, due 03/15/32	850,000	681,159
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,068,260
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,506,222
Kimberly-Clark Corporation, 1.050%, due 09/15/27	5,997,000	5,173,893
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,300,000	1,261,511
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,294,643
Kimberly-Clark Corporation, 2.000%, due 11/02/31	899,000	739,837
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,489,898
		60,503,464
Energy — 4.4%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,792,149
Chevron Corporation, 3.900%, due 11/15/24	550,000	539,709
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,379,669
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,892,766
Chevron Corporation, 1.995%, due 05/11/27	5,840,000	5,301,609
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	998,846
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,607,805
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,554,230

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 51.5% (Continued)	Par Value	Fair Value
Energy — 4.4% (Continued)
Exxon Mobil Corporation, 2.709%, due 03/06/25	$998,000	$957,763
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,320,865
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,047,953
Pioneer Natural Resources, 1.900%, due 08/15/30	1,530,000	1,239,419
		23,632,783
Financials — 3.9%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,160,995
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	624,302
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,455,891
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	369,114
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,015,467
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,440,184
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,766,277
S&P Global, Inc., 2.500%, due 12/01/29	400,000	348,386
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,046,738
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	714,794
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	985,471
		20,927,619
Health Care — 1.8%
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,395,900
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	981,037
Stryker Corporation, 3.500%, due 03/15/26	2,904,000	2,784,921
Stryker Corporation, 3.650%, due 03/07/28	$500,000	475,059
		9,636,917
Industrials — 6.3%
Honeywell International, 1.100%, due 03/01/27	650,000	572,901
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,199,445
Hubbell, Inc., 2.300%, due 03/15/31	470,000	387,254
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,417,559
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	9,920,580
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,730,150
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,106,961
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	330,125
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	750,539

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 51.5% (Continued)	Par Value	Fair Value
Industrials — 6.3% (Continued)
PACCAR Financial Corporation, 2.000%, due 02/04/27	$500,000	$452,366
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,285,556
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	966,552
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,669,174
		33,789,162
Materials — 2.9%
Carlisle Companies, Inc., 2.200%, due 03/01/32	4,500,000	3,550,103
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,049,947
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,456,627
Ecolab, Inc., 1.300%, due 01/30/31	1,450,000	1,136,203
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,172,709
		15,365,589
Technology — 13.3%
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	564,677
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	5,796,425
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,457,133
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,852,573
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,658,034
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,884,423
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,792,472
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,345,732
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,888,804
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	4,964,635
Mastercard, Inc., 3.500%, due 02/26/28	450,000	429,327
Moody’s Corporation, 4.875%, due 02/15/24	902,000	897,090
Moody’s Corporation, 3.250%, due 01/15/28	6,206,000	5,777,649
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,089,121
Moody’s Corporation, 4.250%, due 08/08/32	500,000	474,728
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,089,111
Texas Instruments, Inc., 2.900%, due 11/03/27	1,435,000	1,336,514
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	969,690
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	4,095,751
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,643,503
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,740,511
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,512,668
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,611,954
		70,872,525

Total Corporate Bonds (Cost $293,850,156)		$275,484,236

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 18.6%	Shares	Fair Value
Consumer Discretionary — 1.3%
Retail - Discretionary — 1.3%
Genuine Parts Company	40,000	$6,769,200

Consumer Staples — 1.8%
Beverages — 1.8%
Coca-Cola Europacific Partners plc	150,000	9,664,500

Energy — 4.2%
Oil & Gas Producers — 4.2%
Chevron Corporation	50,000	7,867,500
Exxon Mobil Corporation	100,000	10,725,000
Pioneer Natural Resources Company	20,000	4,143,600
		22,736,100
Financials — 3.1%
Banking — 1.9%
Truist Financial Corporation	325,000	9,863,750

Specialty Finance — 1.2%
Fidelity National Financial, Inc.	180,000	6,480,000

Health Care — 0.6%
Medical Equipment & Devices — 0.6%
Medtronic plc	34,000	2,995,400

Industrials — 5.4%
Aerospace & Defense — 1.7%
Lockheed Martin Corporation	20,000	9,207,600

Industrial Support Services — 2.9%
Fastenal Company	106,000	6,252,940
Watsco, Inc.	24,000	9,155,280
		15,408,220
Transportation & Logistics — 0.8%
United Parcel Service, Inc. - Class B	25,000	4,481,250

Real Estate — 1.0%
Real Estate Owners & Developers — 1.0%
Texas Pacific Land Corporation	4,000	5,266,000

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 18.6%	Shares	Fair Value
Technology — 1.2%
Semiconductors — 1.2%
Texas Instruments, Inc.	37,000	$6,660,740

Total Common Stocks (Cost $69,246,726)		$99,532,760

MONEY MARKET FUNDS — 5.4%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.96% (b)	25,487,497	$25,487,497
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.95% (b)	3,258,630	3,258,630
Total Money Market Funds (Cost $28,746,127)		$28,746,127

Total Investments at Fair Value — 99.5% (Cost $527,553,307)		$532,138,083

Other Assets in Excess of Liabilities — 0.5%		2,711,481

Net Assets — 100.0%		$534,849,564

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$261,508,444	$567,043,793	$688,190,358
At fair value (Note 1)	$349,910,512	$912,390,554	$939,274,461
Cash	—	266,384	27,200
Receivable for capital shares sold	441,920	727,134	443,158
Dividends receivable	245,188	281,362	768,408
Tax reclaims receivable	5,183	105	—
Other assets	22,700	28,855	32,743
TOTAL ASSETS	350,625,503	913,694,394	940,545,970

LIABILITIES
Distribution payable	—	—	357,454
Payable for capital shares redeemed	45,195	292,674	1,203,750
Payable for investment securities purchased	—	2,277,693	—
Payable to Adviser (Note 2)	648,669	1,582,812	1,691,456
Payable to administrator (Note 2)	28,470	72,170	75,608
Other accrued expenses	17,727	32,207	35,206
TOTAL LIABILITIES	740,061	4,257,556	3,363,474

NET ASSETS	$349,885,442	$909,436,838	$937,182,496

NET ASSETS CONSIST OF:
Paid-in capital	$254,942,409	$559,200,861	$665,683,851
Accumulated earnings	94,943,033	350,235,977	271,498,645
NET ASSETS	$349,885,442	$909,436,838	$937,182,496
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,100,168	21,777,965	46,585,950
Net asset value, offering price and redemption price per share (Note 1)	$23.17	$41.76	$20.12

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$71,324,708	$53,886,763	$527,553,307
At fair value (Note 1)	$95,457,364	$57,286,107	$532,138,083
Cash	5,069	29,103	—
Receivable for capital shares sold	88,810	183,493	1,058,492
Receivable for investment securities sold	—	50,464	—
Dividends and interest receivable	119,507	13,004	2,603,909
Tax reclaims receivable	23,951	—	—
Other assets	15,647	14,987	33,032
TOTAL ASSETS	95,710,348	57,577,158	535,833,516

LIABILITIES
Distribution payable	—	—	131,694
Payable for capital shares redeemed	11,867	1,751	450,901
Payable to Adviser (Note 2)	170,291	101,804	334,163
Payable to administrator (Note 2)	7,664	4,578	40,235
Other accrued expenses	14,170	10,813	26,959
TOTAL LIABILITIES	203,992	118,946	983,952

NET ASSETS	$95,506,356	$57,458,212	$534,849,564

NET ASSETS CONSIST OF:
Paid-in capital	$69,533,144	$54,804,232	$533,494,394
Accumulated earnings	25,973,212	2,653,980	1,355,170
NET ASSETS	$95,506,356	$57,458,212	$534,849,564
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,175,993	4,688,100	46,743,149
Net asset value, offering price and redemption price per share (Note 1)	$18.45	$12.26	$11.44

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$3,053,761	$4,515,816	$9,540,286
Foreign withholding taxes on dividends	(24,108)	(94,238)	(18,000)
TOTAL INVESTMENT INCOME	3,029,653	4,421,578	9,522,286

EXPENSES
Investment advisory fees (Note 2)	1,326,050	3,070,806	3,368,065
Administration, accounting and transfer agent fees (Note 2)	176,796	408,911	448,398
Trustees’ fees and expenses (Note 2)	27,750	60,470	67,784
Legal fees	21,445	21,445	21,445
Postage and supplies	21,620	40,014	35,854
Audit and tax services fees	16,418	29,426	30,797
Registration and filing fees	18,697	18,699	20,587
Custodian and bank service fees	11,691	22,132	29,178
Insurance expense	5,739	10,737	11,983
Advisory board fees and expenses (Note 2)	5,109	11,024	12,518
Compliance service fees (Note 2)	2,905	7,158	7,623
Shareholder reporting expenses	1,645	1,634	1,646
Other expenses	14,729	22,213	24,527
TOTAL EXPENSES	1,650,594	3,724,669	4,080,405

NET INVESTMENT INCOME	1,379,059	696,909	5,441,881

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	6,457,946	5,856,396	20,417,821
Net realized losses from foreign currency transactions (Note 1)	—	(213)	(15,732)
Net change in unrealized appreciation (depreciation) on investments	(21,209,553)	135,458,141	20,494,195
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(14,751,607)	141,314,324	40,896,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,372,548)	$142,011,233	$46,338,165

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$1,138,261	$135,381	$2,263,012
Foreign withholding taxes on dividends	(97,608)	(11,365)	—
Interest	—	—	5,124,597
TOTAL INVESTMENT INCOME	1,040,653	124,016	7,387,609

EXPENSES
Investment advisory fees (Note 2)	323,454	201,925	650,177
Administration, accounting and transfer agent fees (Note 2)	43,125	26,916	233,769
Trustees’ fees and expenses (Note 2)	6,666	4,422	42,195
Legal fees	21,445	21,445	21,445
Postage and supplies	6,520	4,022	19,187
Audit and tax services fees	9,738	8,820	21,008
Registration and filing fees	13,603	14,275	24,814
Custodian and bank service fees	12,625	6,534	14,963
Insurance expense	2,117	1,420	7,548
Advisory board fees and expenses (Note 2)	1,118	716	7,221
Compliance service fees (Note 2)	762	457	4,504
Shareholder reporting expenses	1,657	1,633	1,669
Other expenses	26,472	8,962	27,107
TOTAL EXPENSES	469,302	301,547	1,075,607

NET INVESTMENT INCOME (LOSS)	571,351	(177,531)	6,312,002

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from investment transactions	2,035,552	(210,898)	(3,243,223)
Net realized losses from foreign currency transactions (Note 1)	(12,559)	(3,291)	—
Net change in unrealized appreciation (depreciation) on investments	9,452,621	11,641,909	1,797,808
Net change in unrealized appreciation (depreciation) on foreign currency translation	309	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	11,475,923	11,427,720	(1,445,415)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,047,274	$11,250,189	$4,866,587

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$1,379,059	$4,213,800
Net realized gains (losses) from investment transactions	6,457,946	(1,296,040)
Net change in unrealized appreciation (depreciation) on investments	(21,209,553)	10,890,764
Net increase (decrease) in net assets resulting from operations	(13,372,548)	13,808,524

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(4,214,033)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,069,905	73,112,565
Reinvestment of distributions to shareholders	—	3,981,832
Payments for shares redeemed	(38,883,771)	(43,470,023)
Net increase (decrease) in net assets from capital share transactions	(7,813,866)	33,624,374

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,186,414)	43,218,865

NET ASSETS
Beginning of period	371,071,856	327,852,991
End of period	$349,885,442	$371,071,856

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,325,405	3,143,320
Shares issued in reinvestment of distributions to shareholders	—	165,565
Shares redeemed	(1,651,802)	(1,923,440)
Net increase (decrease) in shares outstanding	(326,397)	1,385,445
Shares outstanding, beginning of period	15,426,565	14,041,120
Shares outstanding, end of period	15,100,168	15,426,565

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$696,909	$2,261,479
Net realized gains (losses) from investment transactions	5,856,396	(1,505,002)
Net realized losses from foreign currency transactions (Note 1)	(213)	—
Net change in unrealized appreciation (depreciation) on investments	135,458,141	(225,784,063)
Net increase (decrease) in net assets resulting from operations	142,011,233	(225,027,586)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(2,263,570)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	56,359,106	103,810,510
Reinvestment of distributions to shareholders	—	2,125,194
Payments for shares redeemed	(53,826,641)	(180,067,270)
Net increase (decrease) in net assets from capital share transactions	2,532,465	(74,131,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,543,698	(301,422,722)

NET ASSETS
Beginning of period	764,893,140	1,066,315,862
End of period	$909,436,838	$764,893,140

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,463,523	2,765,803
Shares issued in reinvestment of distributions to shareholders	—	60,064
Shares redeemed	(1,415,869)	(4,888,374)
Net increase (decrease) in shares outstanding	47,654	(2,062,507)
Shares outstanding, beginning of period	21,730,311	23,792,818
Shares outstanding, end of period	21,777,965	21,730,311

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$5,441,881	$13,246,427
Net realized gains from investment transactions	20,417,821	53,527,576
Net realized losses from foreign currency transactions (Note 1)	(15,732)	(18,274)
Net change in unrealized appreciation (depreciation) on investments	20,494,195	(118,444,746)
Net increase (decrease) in net assets resulting from operations	46,338,165	(51,689,017)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(5,429,428)	(66,771,369)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	80,046,052	139,063,164
Reinvestment of distributions to shareholders	4,755,217	59,788,156
Payments for shares redeemed	(79,487,774)	(153,572,866)
Net increase in net assets from capital share transactions	5,313,495	45,278,454

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,222,232	(73,181,932)

NET ASSETS
Beginning of period	890,960,264	964,142,196
End of period	$937,182,496	$890,960,264

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	4,107,683	6,798,986
Shares issued in reinvestment of distributions to shareholders	241,262	3,095,035
Shares redeemed	(4,099,237)	(7,542,251)
Net increase in shares outstanding	249,708	2,351,770
Shares outstanding, beginning of period	46,336,242	43,984,472
Shares outstanding, end of period	46,585,950	46,336,242

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS
Net investment income	$571,351	$891,864
Net realized gains from investment transactions	2,035,552	423,180
Net realized losses from foreign currency transactions (Note 1)	(12,559)	(12,377)
Net change in unrealized appreciation (depreciation) on investments	9,452,621	(16,116,660)
Net change in unrealized appreciation (depreciation) on foreign currency translation	309	155
Net increase (decrease) in net assets resulting from operations	12,047,274	(14,813,838)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(880,100)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,987,628	11,028,683
Reinvestment of distributions to shareholders	—	822,387
Payments for shares redeemed	(5,383,153)	(14,210,321)
Net increase (decrease) in net assets from capital share transactions	8,604,475	(2,359,251)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,651,749	(18,053,189)

NET ASSETS
Beginning of period	74,854,607	92,907,796
End of period	$95,506,356	$74,854,607

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	816,234	645,881
Shares issued in reinvestment of distributions to shareholders	—	51,080
Shares redeemed	(314,833)	(869,293)
Net increase (decrease) in shares outstanding	501,401	(172,332)
Shares outstanding, beginning of period	4,674,592	4,846,924
Shares outstanding, end of period	5,175,993	4,674,592

See notes to financial statements.

Ave Maria Focused Fund

StatementS of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment loss	$(177,531)	$(386,761)
Net realized losses from investment transactions	(210,898)	(344,538)
Net realized losses from foreign currency transactions (Note 1)	(3,291)	(4,515)
Net change in unrealized appreciation (depreciation) on investments	11,641,909	(22,847,047)
Net increase (decrease) in net assets resulting from operations	11,250,189	(23,582,861)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,396,078	14,714,046
Reinvestment of distributions to shareholders	—	—
Payments for shares redeemed	(6,360,115)	(6,435,125)
Net increase (decreases) in net assets from capital share transactions	(1,964,037)	8,278,921

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,286,152	(15,303,940)

NET ASSETS
Beginning of period	48,172,060	63,476,000
End of period	$57,458,212	$48,172,060

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	392,751	1,277,757
Shares issued in reinvestment of distributions to shareholders	—	—
Shares redeemed	(577,739)	(576,620)
Net increase (decrease) in shares outstanding	(184,988)	701,137
Shares outstanding, beginning of period	4,873,088	4,171,951
Shares outstanding, end of period	4,688,100	4,873,088

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$6,312,002	$11,120,894
Net realized gains (losses) from investment transactions	(3,243,223)	6,717,570
Net change in unrealized appreciation (depreciation) on investments	1,797,808	(33,106,182)
Net increase (decrease) in net assets resulting from operations	4,866,587	(15,267,718)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(6,298,385)	(17,840,405)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	78,218,429	148,825,719
Reinvestment of distributions to shareholders	5,659,261	16,108,784
Payments for shares redeemed	(60,181,574)	(122,008,893)
Net increase in net assets from capital share transactions	23,696,116	42,925,610

TOTAL INCREASE IN NET ASSETS	22,264,318	9,817,487

NET ASSETS
Beginning of period	512,585,246	502,767,759
End of period	$534,849,564	$512,585,246

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	6,783,361	12,666,959
Shares issued in reinvestment of distributions to shareholders	491,931	1,386,991
Shares redeemed	(5,227,467)	(10,457,452)
Net increase in shares outstanding	2,047,825	3,596,498
Shares outstanding, beginning of period	44,695,324	41,098,826
Shares outstanding, end of period	46,743,149	44,695,324

See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$24.05		$23.35	$20.17	$19.68	$17.19	$20.88

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.28	0.06	0.09	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	(0.97)		0.70	5.00	1.12	3.52	(1.81)
Total from investment operations	(0.88)		0.98	5.06	1.21	3.53	(1.84)

Less distributions from:
Net investment income	—		(0.28)	(0.06)	(0.09)	(0.01)	—
Net realized gains on investments	—		—	(1.82)	(0.63)	(1.03)	(1.85)
Total distributions	—		(0.28)	(1.88)	(0.72)	(1.04)	(1.85)

Net asset value at end of period	$23.17		$24.05	$23.35	$20.17	$19.68	$17.19

Total return (a)	(3.66	%)(b)	4.18%	25.15%	6.16%	20.52%	(8.75%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$349,885		$371,072	$327,853	$251,247	$247,743	$211,481

Ratio of total expenses to average net assets	0.93	%(c)	0.93%	0.96%	1.05%	1.11%	1.18%

Ratio of net investment income (loss) to average net assets	0.78	%(c)	1.27%	0.27%	0.52%	0.04%	(0.13%)

Portfolio turnover rate	23	%(b)	33%	20%	68%	40%	43%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value at beginning of period	$35.20		$44.82	$42.72	$38.00	$28.19		$30.80

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.10	(0.05)	(0.06)	0.00	(a)	0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	6.53		(9.62)	7.55	7.03	10.45		(0.63)
Total from investment operations	6.56		(9.52)	7.50	6.97	10.45		(0.57)

Less distributions from:
Net investment income	—		(0.10)	—	—	(0.00	)(a)	(0.06)
Net realized gains on investments	—		—	(5.40)	(2.25)	(0.64)		(1.98)
Total distributions	—		(0.10)	(5.40)	(2.25)	(0.64)		(2.04)

Net asset value at end of period	$41.76		$35.20	$44.82	$42.72	$38.00		$28.19

Total return (b)	18.64	%(c)	(21.23%)	17.55%	18.37%	37.09%		(1.80%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$909,437		$764,893	$1,066,316	$948,747	$854,764		$577,806

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.90%	0.91%	0.94%		0.95%

Ratio of net investment income (loss) to average net assets	0.17	%(d)	0.27%	(0.13%)	(0.16%)	0.00	%(e)	0.19%

Portfolio turnover rate	20	%(c)	25%	25%	26%	15%		33%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Percentage rounds to less than 0.01%.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$19.23		$21.92	$19.34	$18.68	$15.83	$18.44

Income (loss) from investment operations:
Net investment income	0.12		0.30	0.20	0.21	0.23	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	0.89		(1.46)	4.69	0.95	4.12	(1.13)
Total from investment operations	1.01		(1.16)	4.89	1.16	4.35	(0.89)

Less distributions from:
Net investment income	(0.12)		(0.30)	(0.20)	(0.21)	(0.23)	(0.25)
Net realized gains on investments	—		(1.23)	(2.11)	(0.29)	(1.27)	(1.47)
Total distributions	(0.12)		(1.53)	(2.31)	(0.50)	(1.50)	(1.72)

Net asset value at end of period	$20.12		$19.23	$21.92	$19.34	$18.68	$15.83

Total return (a)	5.25	%(b)	(5.27%)	25.35%	6.45%	27.58%	(4.80%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$937,182		$890,960	$964,142	$857,527	$953,085	$780,811

Ratio of total expenses to average net assets	0.91	%(c)	0.91%	0.90%	0.92%	0.93%	0.93%

Ratio of net investment income to average net assets	1.21	%(c)	1.47%	0.90%	1.21%	1.23%	1.25%

Portfolio turnover rate	10	%(b)	15%	21%	38%	30%	31%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
Net asset value at beginning of period	$16.01		$19.17		$15.89		$15.99		$13.10		$15.08

Income (loss) from investment operations:
Net investment income	0.11		0.19		0.07		0.08		0.11		0.15
Net realized and unrealized gains (losses) on investments and foreign currencies	2.33		(3.16)		3.28		(0.10)		3.51		(1.49)
Total from investment operations	2.44		(2.97)		3.35		(0.02)		3.62		(1.34)

Less distributions from:
Net investment income	—		(0.19)		(0.07)		(0.08)		(0.11)		(0.15)
Net realized gains on investments	—		—		—		—		(0.62)		(0.49)
Total distributions	—		(0.19)		(0.07)		(0.08)		(0.73)		(0.64)

Net asset value at end of period	$18.45		$16.01		$19.17		$15.89		$15.99		$13.10

Total return (a)	15.24	%(b)	(15.50%)		21.06%		(0.15%)		27.66%		(8.87%)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$95,506		$74,855		$92,908		$69,231		$73,902		$57,044

Ratio of total expenses to average net assets	1.09	%(c)	1.12%		1.22%		1.26%		1.29%		1.34%

Ratio of net expenses to average net assets (d)	1.09	%(c)	1.18	%(d)	1.25	%(d)	1.25	%(d)	1.25	%(d)	1.25	%(d)

Ratio of net investment income to average net assets (d)	1.32	%(c)	1.12	%(d)	0.40	%(d)	0.51	%(d)	0.77	%(d)	0.98	%(d)

Portfolio turnover rate	16	%(b)	23%		16%		43%		37%		33%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020(a)
Net asset value at beginning of period	$9.89		$15.21	$12.43		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.08)	(0.10)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	2.41		(5.24)	3.57		2.50
Total from investment operations	2.37		(5.32)	3.47		2.47

Less distributions from:
Net realized gains on investments	—		—	(0.69)		(0.04)

Net asset value at end of period	$12.26		$9.89	$15.21		$12.43

Total return (b)	23.96	%(c)	(34.98%)	27.96%		24.71	%(c)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$57,458		$48,172	$63,476		$34,316

Ratio of total expenses to average net assets	1.12	%(d)	1.14%	1.21%		1.29	%(d)

Ratio of net expenses to average net assets	1.12	%(d)	1.14%	1.23	%(e)	1.25	%(d)(e)

Ratio of net investment loss to average net assets	(0.66	%)(d)	(0.76%)	(0.82	%)(e)	(0.54	%)(d)(e)

Portfolio turnover rate	15	%(c)	69%	27%		16	%(c)

(a)	Represents the period from the commencement of operations (May 1, 2020) through December 31, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value at beginning of period	$11.47		$12.23	$11.99	$11.64	$11.11	$11.42

Income (loss) from investment operations:
Net investment income	0.14		0.26	0.20	0.22	0.22	0.19
Net realized and unrealized gains (losses) on investments	(0.03)		(0.61)	0.33	0.42	0.70	(0.14)
Total from investment operations	0.11		(0.35)	0.53	0.64	0.92	0.05

Less distributions from:
Net investment income	(0.14)		(0.26)	(0.20)	(0.22)	(0.22)	(0.19)
Net realized gains on investments	—		(0.15)	(0.09)	(0.07)	(0.17)	(0.17)
Total distributions	(0.14)		(0.41)	(0.29)	(0.29)	(0.39)	(0.36)

Net asset value at end of period	$11.44		$11.47	$12.23	$11.99	$11.64	$11.11

Total return (a)	0.93	%(b)	(2.85%)	4.38%	5.60%	8.30%	0.41%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$534,850		$512,585	$502,768	$420,876	$394,850	$323,716

Ratio of total expenses to average net assets	0.41	%(c)	0.41%	0.43%	0.47%	0.49%	0.50%

Ratio of net investment income to average net assets	2.43	%(c)	2.21%	1.66%	1.87%	1.91%	1.68%

Portfolio turnover rate	9	%(b)	21%	25%	47%	31%	26%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2023 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Focused Fund, which is a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the principal investment strategies of each Fund.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of June 30, 2023:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$335,437,571	$—	$—	$335,437,571
Money Market Funds	14,472,941	—	—	14,472,941
Total	$349,910,512	$—	$—	$349,910,512

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$870,441,692	$1,084,568	$—	$871,526,260
Money Market Funds	40,864,294	—	—	40,864,294
Total	$911,305,986	$1,084,568	$—	$912,390,554

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$883,944,253	$22,063,601	$—	$906,007,854
Money Market Funds	33,266,607	—	—	33,266,607
Total	$917,210,860	$22,063,601	$—	$939,274,461

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$74,533,128	$19,879,340	$—	$94,412,468
Money Market Funds	1,044,896	—	—	1,044,896
Total	$75,578,024	$19,879,340	$—	$95,457,364

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$45,553,392	$10,148,538	$159,887	$55,861,817
Money Market Funds	1,424,290	—	—	1,424,290
Total	$46,977,682	$10,148,538	$159,887	$57,286,107

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$128,374,960	$—	$128,374,960
Corporate Bonds	—	275,484,236	—	275,484,236
Common Stocks	99,532,760	—	—	99,532,760
Money Market Funds	28,746,127	—	—	28,746,127
Total	$128,278,887	$403,859,196	$—	$532,138,083

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the six months ended June 30, 2023 except for the Ave Maria Focused Fund.

The following is a reconciliation of Level 3 investments held in the Ave Maria Focused Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2023:

Ave Maria Focused Fund
Balance as of December 31, 2022	$—
Security valuation unavailable	159,887
Balance as of June 30, 2023	$159,887

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of June 30, 2023 for the Ave Maria Focused Fund was ($1,479,057).

The following table summarizes the valuation technique used and unobservable inputs developed by the valuation designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investment:

Ave Maria Focused Fund

	6/30/2023	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$159,887	Asset based valuation method	Internally generated financial forecast	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2023:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$261,508,444	$567,043,793	$688,190,358
Gross unrealized appreciation	$92,188,244	$358,687,420	$260,138,851
Gross unrealized depreciation	(3,786,176)	(14,784,252)	(9,054,748)
Net unrealized appreciation	88,402,068	343,903,168	251,084,103
Accumulated ordinary income (loss)	1,379,059	696,696	(3,279)
Capital loss carryforwards	(1,296,040)	(220,283)	-
Other gains	6,457,946	5,856,396	20,417,821
Accumulated earnings	$94,943,033	$350,235,977	$271,498,645

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$71,324,708	$54,092,662	$527,553,307
Gross unrealized appreciation	$27,444,130	$8,942,157	$33,007,833
Gross unrealized depreciation	(3,311,474)	(5,748,712)	(28,423,057)
Net unrealized appreciation	24,132,656	3,193,445	4,584,776
Net unrealized appreciation on foreign currency translation	441	—	—
Accumulated ordinary income (loss)	558,792	(180,822)	13,617
Capital loss carryforwards	(754,229)	(147,745)	—
Other gains (losses)	2,035,552	(210,898)	(3,243,223)
Accumulated earnings	$25,973,212	$2,653,980	$1,355,170

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Ave Maria Growth Fund and the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. There is no difference between the federal income tax cost and the financial

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

statement cost of portfolio investments for the Ave Maria Value Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of June 30, 2023.

As of December 31, 2022, the following CLCFs are available for federal income tax purposes, which may be carried forward indefinitely. These CLCFs are available to offset net realized gains in the current and future years, thereby reducing future taxable gains distributions.

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
No expiration - short-term	$1,296,040	$220,283	$—
No expiration - long-term	—	—	—
	$1,296,040	$220,283	$—

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
No expiration - short-term	$754,229	$160,971	$—
No expiration - long-term	—	—	—
	$754,229	$160,971	$—

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2023, the Funds did not incur any interest or penalties.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2023 and December 31, 2022 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Ave Maria Value Fund:
June 30, 2023	$—	$—	$—
December 31, 2022	$4,214,033	$—	$4,214,033
Ave Maria Growth Fund:
June 30, 2023	$—	$—	$—
December 31, 2022	$2,263,570	$—	$2,263,570
Ave Maria Rising Dividend Fund:
June 30, 2023	$5,429,428	$—	$5,429,428
December 31, 2022	$13,240,593	$53,527,576	$66,768,169
Ave Maria World Equity Fund:
June 30, 2023	$—	$—	$—
December 31, 2022	$880,100	$—	$880,100
Ave Maria Focused Fund:
June 30, 2023	$—	$—	$—
December 31, 2022	$—	$—	$—
Ave Maria Bond Fund:
June 30, 2023	$6,298,385	$—	$6,298,385
December 31, 2022	$11,120,999	$6,719,406	$17,840,405

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of the Adviser. Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Adviser receives fees based on a percentage of the average daily net assets of each Fund, which are accrued daily and paid quarterly, at the annual rates as stated below:

Ave Maria Value Fund	0.75%
Ave Maria Growth Fund	0.75%
Ave Maria Rising Dividend Fund	0.75%
Ave Maria World Equity Fund	0.75%
Ave Maria Focused Fund	0.75%
Ave Maria Bond Fund	0.25%

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2024 so that the ordinary operating expenses of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund do not exceed 1.25% per annum of average daily net assets; and so that the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Adviser did not reduce its investment advisory fees for any of the Funds during the six months ended June 30, 2023.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2023, no advisory fee reductions are available for recoupment.

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $63,000 (except that such fee was $76,500 for the Lead Independent Trustee/Chairman of the Governance Committee and $71,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $4,000 (except that such fee is $14,000 for the CAB chairman), payable quarterly; a fee of $3,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

3. Investment Transactions

During the six months ended June 30, 2023, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$84,242,937	$159,112,320	$88,481,910
Proceeds from sales of investment securities	$78,666,260	$163,042,031	$99,704,877

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$22,183,982	$8,053,098	$53,653,921
Proceeds from sales and maturities of investment securities	$13,338,591	$11,119,413	$39,909,657

During the six months ended June 30, 2023, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $9,823,703 and $6,358,297, respectively.

4. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited) (Continued)

sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2023, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 40.7% and 28.2%, respectively, of the value of their net assets invested in common stocks within the technology sector, the Ave Maria World Equity Fund had 25.2% of the value of its net assets invested in common stocks within the industrials sector, and the Ave Maria Focused Fund had 27.7% of the value of its net assets invested in common stocks within the communications sector.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

About Your Funds’ Expenses

(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below is based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2023) and held until the end of the period (June 30, 2023).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES
(Unaudited) (Continued)

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ Prospectus.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Net Expense Ratio(a)	Expenses Paid During Period(b)
Ave Maria Value Fund
Based on Actual Fund Return	$1,000.00	$ 963.40	0.93%	$4.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.18	0.93%	$4.66

Ave Maria Growth Fund
Based on Actual Fund Return	$1,000.00	$ 1,186.40	0.91%	$4.93
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.28	0.91%	$4.56

Ave Maria Rising Dividend Fund
Based on Actual Fund Return	$1,000.00	$ 1,052.50	0.91%	$4.63
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.28	0.91%	$4.56

Ave Maria World Equity Fund
Based on Actual Fund Return	$1,000.00	$ 1,152.40	1.09%	$5.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.39	1.09%	$5.46

Ave Maria Focused Fund
Based on Actual Fund Return	$1,000.00	$ 1,239.60	1.12%	$6.22
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.24	1.12%	$5.61

Ave Maria Bond Fund
Based on Actual Fund Return	$1,000.00	$ 1,009.30	0.41%	$2.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,022.76	0.41%	$2.06

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)

Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Actual Fund Return and Hypothetical 5% Return information, respectively.

AVE MARIA MUTUAL FUNDS

Other Information

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

AVE MARIA MUTUAL FUNDS

Approval of Advisory Agreements

(Unaudited)

Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund,
Ave Maria World Equity Fund, Ave Maria Focused Fund and Ave Maria Bond Fund

At an in-person meeting held on February 17, 2023 (the “Board Meeting”), the Board of Trustees of the Schwartz Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as defined by the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, reviewed and approved the continuation of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreements”) on behalf of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund, and the Ave Maria Bond Fund, each a series of the Trust (each, a “Fund,” and collectively, the “Ave Maria Mutual Funds” or “Funds”), for an additional one-year period. The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreements, during which time, no representatives of the Adviser were present.

The Board retained Institutional Shareholder Services of Michigan (“ISS”), an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for each Fund and comparable funds managed by other investment advisers identified by ISS. The ISS materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to each Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with ISS the methodologies ISS used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Funds and other aspects of its report. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including, among other things, information about the Adviser’s profitability with respect to the portfolio management and administrative services the Adviser provides each Fund, the financial condition of the Adviser, and the Adviser’s management fee revenues and separately managed account fee schedules. The Board additionally considered the Funds’ portfolio management process and compliance structure, and the ways in which the Funds can realize economies of scale. The Board also received copies of the Advisory Agreements and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the continuation of the Advisory Agreements.

The Independent Trustees noted that they had received information and materials over the course of the 2022 calendar year relating to the investment management and administrative services provided by the Adviser and had met with the portfolio

AVE MARIA MUTUAL FUNDS

APPROVAL OF ADVISORY AGREEMENTS

(Unaudited)

managers of each Fund at each quarterly Board meeting to discuss each Fund’s portfolio composition and the Adviser’s views of the factors that affected the financial markets in calendar year 2022, as well as information on the performance of each Fund. They also considered that during each of those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets and its strategies for managing the Funds under those market conditions, including its rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to each Fund (and the methodology by which such profitability was calculated);

●	each Fund’s investment performance;

●	the extent to which economies of scale may be realized as a Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of a Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of services provided by the Adviser, the Independent Trustees took into account each Fund’s portfolio management structure, the consistency in the Adviser’s investment approach and the overall level of attention it devotes to its core management process. The Independent Trustees noted the services that are provided by the Adviser in addition to portfolio management, including maintaining its own and the Trust’s compliance program, executing brokerage trades on behalf of the Funds, and applying a moral screening process that is designed to avoid investments that are contrary to the core values and teachings of the Roman Catholic Church. The Independent Trustees took into consideration the ability of the Ave Maria Mutual Funds to offer investors a means of differentiating from other types of mutual fund investments by applying a moral screening process and the efforts of the Adviser to engage a Catholic Advisory Board to set the criteria for screening companies. The Independent Trustees also considered the risks assumed by the Adviser in connection with the services provided to the Funds. The Independent Trustees also considered whether the Adviser experienced any indirect benefits (i.e., fall-out benefits) for serving as investment adviser to the Funds, and after taking into account all this information, concluded that the nature, extent and quality of services provided by the Adviser to the Funds is satisfactory.

AVE MARIA MUTUAL FUNDS

APPROVAL OF ADVISORY AGREEMENTS
(Unaudited)

Investment Performance

The Independent Trustees considered the performance of each Fund against its Morningstar category peers for the one-year period ended November 30, 2022, as well as for longer-term periods. The Independent Trustees considered that the Adviser’s long-held valuation discipline and its belief that it has the ability to avoid exposures to many high valuation technology companies that experienced dramatic share price declines in 2022 was constructive in calendar year 2022 for those Funds with a value-oriented investment approach, including the Ave Maria Value Fund and the Ave Maria Bond Fund. The Independent Trustees further noted that for the one-year period ended November 30, 2022, the Ave Maria Growth Fund, the Ave Maria Value Fund, the Ave Maria Bond Fund and the Ave Maria Rising Dividend Fund each placed in the first (top) quartile of its Morningstar peer category, and the Ave Maria World Equity Fund and Ave Maria Focused Fund each placed in the top half of its respective Morningstar peer category. The Independent Trustees also compared the performance of each Ave Maria Mutual Fund over selected periods ended December 31, 2022 with its benchmark index, and noted that for the one-year period, Ave Maria Value Fund, Ave Maria World Equity Fund and Ave Maria Bond Fund each outperformed its respective primary benchmark index, while Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Focused Fund each underperformed its primary benchmark index. The Independent Trustees took into consideration the Adviser’s discussion of the reasons for certain Funds’ underperformance relative to their primary benchmark indices during 2022, including the impact of market conditions on these Funds’ performance. The Independent Trustees concluded that the performance of the Funds was satisfactory.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by ISS on the advisory fees paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared each Fund’s total expense ratio, of which a Fund’s advisory fee is a part, with expense ratios of representative funds within its Morningstar peer group. The Trustees noted that the Morningstar information showed that the net total expense ratio for each of the Ave Maria Value Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Fund and Ave Maria Bond Fund was lower than the median net total expense ratios of its respective Morningstar peer expense group; the total net expense ratio for Ave Maria World Equity Fund was higher than the median net total expense ratio of its Morningstar peer expense group; and the net total expense ratio for Ave Maria Focused Fund was equal to the median net total expense ratio of its Morningstar peer expense group. The Independent Trustees also reviewed information on fee rates the Adviser charges to accounts that have investment programs similar to those of the Funds and considered the differences in the nature and scope of services the Adviser provides to the Funds as compared to the Adviser’s other client accounts, as well as material differences in the regulatory costs of the Funds and the

AVE MARIA MUTUAL FUNDS

APPROVAL OF ADVISORY AGREEMENTS

(Unaudited)

other types of clients. After taking into account all this information, the Trustees found that the cost of the services provided to the Funds are reasonable in light of the quality and scope of services that the Adviser provides to the Funds.

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Funds, the profits of the Adviser with respect to each Fund and the methodologies by which the Adviser calculated that profitability information, and concluded that the profits of the Adviser are reasonable in light of the quality and scope of services that are provided to the Funds.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees considered the extent to which shareholders have realized economies of scale with respect to the management of the Funds. The Independent Trustees discussed the Adviser’s history of waiving the expenses of certain Funds and reducing the advisory fees of certain other Funds in order to maintain a lower total annual operating expense ratio for those Funds. They noted that the Adviser builds economies of scale into its advisory fee structures by keeping overall expenses down as a Fund grows and seeks additional economies of scale through its asset gathering efforts on behalf of the Funds. The Independent Trustees also noted that the Adviser had reduced the advisory fee rates of Ave Maria World Equity Fund and Ave Maria Focused Fund effective as of May 1, 2022. The Independent Trustees concluded that the extent to which shareholders are achieving economies of scale as the Funds grow is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreements are fair and reasonable and voted to approve the continuance of the Advisory Agreements. In reaching their decision regarding the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to renew the Advisory Agreements for an additional annual period.

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AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Raymond Arroyo
Scott Hahn, Ph.D.
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(2) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 28, 2023

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 28, 2023

*	Print the name and title of each signing officer under his or her signature.